                                                            FILE NOS.: 33-37783
                                                                       811-6229

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 1997

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                               [X]

                          PRE-EFFECTIVE AMENDMENT NO.                       [_]


                       POST-EFFECTIVE AMENDMENT NO. 17                      [X]


              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                               [X]

                               AMENDMENT NO. 20                             [X]


                            THE GOVETT FUNDS, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       250 MONTGOMERY STREET, SUITE 1200
                            SAN FRANCISCO, CA 94104
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                              (888) 546-8838
                        (REGISTRANT'S TELEPHONE NUMBER)

                               ALICE L. SCHULMAN
                           JOHN GOVETT & CO. LIMITED
                       250 MONTGOMERY STREET, SUITE 1200
                            SAN FRANCISCO, CA 94104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                REGINA M. PISA
                          GOODWIN, PROCTER & HOAR LLP
                              ONE EXCHANGE PLACE
                             BOSTON, MA 02109-2881
                                   ATTORNEYS

               APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC:
    As soon as is practicable after the effective date of the Registration
                                  Statement.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b)

[_] on       pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)

[X] on May 1, 1997 pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)
[_] on       pursuant to paragraph (a)(2) of rule 485

                      DECLARATION PURSUANT TO RULE 24f-2

  Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number of its shares are being registered under the Securities Act of 1933. A Rule 24f-2 notice for the fiscal year ended December 31, 1996 has been filed on or before February 28, 1997.
                               ----------------

  This Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933.

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

                            THE GOVETT FUNDS, INC.

                             CROSS REFERENCE SHEET
                         (AS REQUIRED BY RULE 481(a))

 N-1A ITEM NO.                                           LOCATION
 -------------                            -------------------------------------
PART A
  1. Cover Page.......................... Cover Page
  2. Summary of Investor Costs; Condensed Expenses; Per Share Table; Financial
     Financial Information...............  Highlights
  3. General Description of Registrant... Multiple Classes of Shares; An
                                           Overview of the Funds; Investment
                                           Techniques and Policies; Investment
                                           Risks; Other Information
  4. Management of the Fund.............. Management of the Funds
  5. Capital Stock and Other Securities.. Multiple Classes of Shares; How the
                                           Funds Value Their Shares; Other
                                           Information
  6. Purchase of Securities Being
     Offered............................. Multiple Classes of Shares; How to
                                           Buy Shares; How to Make Exchanges;
                                           Other Information
  7. Redemption or Repurchase............ Multiple Classes of Shares; How to
                                           Redeem Shares
  8. Pending Legal Proceedings........... Not Applicable

PART B
  9. Cover Page.......................... Cover Page
 10. Table of Contents................... Contents
 11. General Information & History....... About the Funds
 12. Investment Objectives & Policies.... Investment Objectives and Policies;
                                           Other Policies; Description of
                                           Securities, Investment Policies, and
                                           Risk Factors
 13. Management of the Registrant........ Directors and Officers; Management of
                                           the Funds
 14. Control Persons & Other Services.... Directors and Officers; Management of
                                           the Funds
 15. Investment Advisory & Other
     Services............................ Management of the Funds; Brokerage
                                           Allocation
 16. Brokerage Allocation................ Brokerage Allocation
 17. Capital Stock & Other Securities.... Description of the Funds; Additional
                                           Purchase, Exchange, and Redemption
                                           Information
 18. Purchase, Redemption & Pricing of
     Securities Being Offered............ Additional Purchase, Exchange, and
                                           Redemption Information
 19. Tax Status.......................... Additional Distribution and Taxation
                                           Information
 20. Underwriters........................ The Funds' Distributor
 21. Calculation of Performance Data..... Performance
 22. Financial Statements................ Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

[LOGO]                                                    THE GOVETT FUNDS, INC.

                                               Prospectus dated May 2, 1997

The Govett Funds, Inc. (the "Company") operates six funds (the "Funds") each of which is managed by John Govett & Co. Limited ("John Govett" or the "Manager"), a U.K.-based investment advisor which began managing money in the 1920's and has developed special expertise in investing in emerging markets and smaller companies worldwide.

 . GOVETT INTERNATIONAL EQUITY FUND is a diversified fund which seeks long-term capital appreciation by investing primarily in equity securities of companies located throughout the world.

 . GOVETT EMERGING MARKETS FUND is a diversified fund which seeks long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets.

 . GOVETT SMALLER COMPANIES FUND is a diversified fund which seeks long-term capital appreciation by investing primarily in equity securities of smaller companies.

 . GOVETT PACIFIC STRATEGY FUND is a diversified fund which seeks long-term capital appreciation by investing primarily in equity securities of companies located in the Pacific Rim.

 . GOVETT LATIN AMERICA FUND is a non-diversified fund which seeks long-term capital appreciation by investing primarily in equity and debt securities of issuers located in Latin America.

 . GOVETT GLOBAL INCOME FUND is a non-diversified fund which seeks primarily a high level of current income, consistent with preservation of capital, by investing primarily in foreign debt securities. Its secondary objective is capital appreciation.

Investing in newer markets involves a higher degree of risk and expense than investing in domestic or developed markets. Investments in the Funds should be considered long-term, and there can be no assurance that any Fund will achieve its investment objective. You should carefully review the risks associated with investing in a Fund.

Investors may buy shares of Govett Funds through brokerage and securities firms nationwide, or directly, by calling the Funds at (800) 821-0803. Please read this Prospectus carefully before investing, and retain it for future reference. It is designed to provide concise information to help you decide if a Fund's goal matches your own. A Statement of Additional Information about the Funds, dated the same date as this Prospectus, as amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus (which means that it is legally part of this Prospectus). For a free copy, call 1-800-821-0803, or write to the Transfer Agent at the address shown on the back cover.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

ABOUT THE FUNDS
SUMMARY OF INVESTOR COSTS...................................................   4
FINANCIAL HIGHLIGHTS........................................................   8
MULTIPLE CLASSES OF SHARES .................................................  12
AN OVERVIEW OF THE FUNDS....................................................  14
INVESTMENT TECHNIQUES AND POLICIES .........................................  17
INVESTMENT RISKS............................................................  20
MANAGEMENT OF THE FUNDS.....................................................  22
ABOUT YOUR ACCOUNT
HOW TO BUY SHARES...........................................................  27
HOW TO MAKE EXCHANGES.......................................................  33
HOW TO REDEEM SHARES........................................................  34
TELEPHONE TRANSACTIONS......................................................  36
DIVIDENDS, CAPITAL GAINS AND TAXES..........................................  37
OTHER INFORMATION...........................................................  39
APPENDIX A: DESCRIPTION OF DEBT RATINGS..................................... A-1
APPENDIX B: QUICK REFERENCE GUIDE........................................... B-1
APPLICATION FORM

                 (This page has been left blank intentionally.)

                           SUMMARY OF INVESTOR COSTS

The operating expenses and maximum transaction expenses expected to be associated with an investment in the Funds are reflected in the following tables:

                                     INTERNATIONAL EQUITY FUND*         EMERGING MARKETS FUND*          SMALLER COMPANIES FUND*
                                  -------------------------------- -------------------------------- --------------------------------
                                  CLASS A   CLASS B      CLASS C   CLASS A   CLASS B      CLASS C   CLASS A   CLASS B      CLASS C
                                  SHARES     SHARES      SHARES    SHARES     SHARES      SHARES    SHARES     SHARES      SHARES
                                  ------- ------------ ----------- ------- ------------ ----------- ------- ------------ -----------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge Imposed
  on Purchases (as a percentage
  of offering price)............  4.95%   None         None        4.95%   None         None        4.95%   None         None
 Maximum Sales Charge Imposed
  on Dividend Reinvestments       None    None         None        None    None         None        None    None         None
 Maximum Deferred
  Sales Charge (as a
  percentage of original
  purchase price or redemption
  proceeds, whichever is less)..  None/1/ 4.00%        1.00%       None/1/ 4.00%        1.00%       None/1/ 4.00%        1.00%
   Redemption Fees..............  None    None         None        None    None         None        None    None         None
   Exchange Fees/2/.............  None    None         None        None    None         None        None    None         None
ANNUAL OPERATING EXPENSES:
 (as a percentage of
 average net assets)
   Management Fee...............  1.00%   1.00%        1.00%       1.00%   1.00%        1.00%       1.00%   1.00%        1.00%
   12b-1 Distribution
    and Service Fees............  0.50%   1.00%        1.00%       0.50%   1.00%        1.00%       0.50%   1.00%        1.00%
   Other Expenses (after
   reduction of expenses).......  1.00%   1.00%        1.00%       1.00%   1.00%        1.00%       0.45%   0.45%        0.45%
Total Fund Operating Expenses
 (after fee waiver and
 reduction of expenses)/3/......  2.50%   3.00%        3.00%       2.50%   3.00%        3.00%       1.95%   2.45%        2.45%


The Manager has agreed to reduce its management fees, and the Manager has agreed to pay certain Fund operating expenses, through at least December 31, 1997 to the extent necessary to limit total annual Fund Operating Expenses to the lesser of the percentages listed above under "Total Fund Operating Expenses," or the maximum allowed by the most stringent state expense limitations. Long-term Fund shareholders may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the NASD.
-------
  1 Purchases of Class A Shares in the amount of $1 million or more are not subject to a front-end sales charge, but redemptions of such amounts within one year of purchase may be subject to a CDSC. See "How to Redeem Shares--CDSCs" for an explanation of this charge.

  2 Investors may make up to four exchanges per year without charge; for each exchange in excess of four, a $7.50 processing charge will be payable to the Shareholder Services Agent.

  3 The percentages in "Other Expenses" for the Class A shares of the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund are based on expenses incurred by those Funds during the fiscal year ended December 31, 1996 after fee waivers and expense reimbursements. Absent such waivers and reimbursements, "Total Fund Operating Expenses" as a percentage of net assets for the Class A shares of the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund would have been 3.09%, 2.62%, 2.08%, 6.66%, 6.49%, and 2.38%, respectively, for the fiscal year ended December 31, 1996. The operating expense information for the Class B and Class C shares of each Fund has been estimated based on the operating expense information for that Fund's Class A shares for the above periods, after estimated fee waivers and expense reimbursements by the Manager and Distributor. Absent such waivers and reimbursements, estimated "Total Fund Operating Expenses" as a percentage of net assets for the Class B and Class C shares of the International Equity, Emerging Markets, Smaller Companies, Pacific Strategy, Latin America, and Global Income Funds would have been 3.59%, 3.12%, 2.58%, 7.16%, 6.99% and 3.03%, respectively.

  * AT PRESENT, CLASS B AND CLASS C SHARES ARE NOT AVAILABLE FOR PURCHASE BY THE GENERAL PUBLIC.

      PACIFIC STRATEGY FUND*              LATIN AMERICA FUND*              GLOBAL INCOME FUND*
 ---------------------------------- -------------------------------- --------------------------------
 CLASS A     CLASS B      CLASS C   CLASS A   CLASS B      CLASS C   CLASS A   CLASS B      CLASS C
  SHARES      SHARES      SHARES    SHARES     SHARES      SHARES    SHARES     SHARES      SHARES
 --------  ------------ ----------- ------- ------------ ----------- ------- ------------ -----------
  4.95%    None         None        4.95%   None         None        4.95%   None         None
   None    None         None        None    None         None        None    None         None
  None/1/  4.00%        1.00%       None/1/ 4.00%        1.00%       None/1/ 4.00%        1.00%
   None    None         None        None    None         None        None    None         None
   None    None         None        None    None         None        None    None         None
  1.00%    1.00%        1.00%       1.00%   1.00%        1.00%       0.75%   0.75%        0.75%
  0.50%    1.00%        1.00%       0.50%   1.00%        1.00%       0.35%   1.00%        1.00%
  1.00%    1.00%        1.00%       1.00%   1.00%        1.00%       0.65%   0.65%        0.65%
  2.50%    3.00%        3.00%       2.50%   3.00%        3.00%       1.75%   2.40%        2.40%

Examples:

Assuming the current fee waivers and expense limitations remain in effect, you would pay the following expenses on a $1,000 investment assuming (1) 5% annual return/4/ and (2) redemption at the end of each time period:

                          GOVETT INTERNATIONAL       GOVETT EMERGING         GOVETT SMALLER
                               EQUITY FUND            MARKETS FUND           COMPANIES FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 year..................  $ 74    $ 70    $ 40    $ 74    $ 70    $ 40    $ 68    $ 65    $ 35
3 years.................   123     123      93     123     123      93     108     106      76
5 years.................   176     178     158     176     178     158     150     151     131
10 years/5/.............   319     314     332     319     314     332     266     260     279
                             GOVETT PACIFIC           GOVETT LATIN            GOVETT GLOBAL
                              STRATEGY FUND           AMERICA FUND             INCOME FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 year..................  $ 74    $ 70    $ 40    $ 74    $ 70    $ 40    $ 66    $ 64    $ 34
3 years.................   123     123      93     123     123      93     102     105      75
5 years.................   176     178     158     176     178     158     140     148     128
10 years/5/.............   319     314     332     319     314     332     246     249     274

You would pay the following expenses on the same investment assuming no redemption:

                          GOVETT INTERNATIONAL       GOVETT EMERGING         GOVETT SMALLER
                               EQUITY FUND            MARKETS FUND           COMPANIES FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 year..................  $ 74    $ 30    $ 30    $ 74    $ 30    $ 30    $ 68    $ 25    $ 25
3 years.................   123      93      93     124      93      93     108      76      76
5 years.................   176     158     158     176     158     158     150     131     131
10 years/5/.............   319     314     332     319     314     332     266     260     279
                             GOVETT PACIFIC           GOVETT LATIN            GOVETT GLOBAL
                              STRATEGY FUND           AMERICA FUND             INCOME FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 year..................  $ 74    $ 30    $ 30    $ 74    $ 30    $ 30    $ 66    $ 24    $ 24
3 years.................   123      93      93     123      93      93     102      75      75
5 years.................   176     158     158     176     158     158     140     128     128
10 years/5/.............   319     314     332     319     314     332     246     249     274

--------
  4 The 5% annual return assumption in this example is required by SEC regulations applicable to all mutual funds; it does not represent a projection of the Funds' actual performance. For a detailed discussion of these matters, investors should refer to the relevant sections of this Prospectus.

  5 Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the eighth year following date of purchase.

The above tables are not intended to reflect precisely the fees and expenses associated with a particular person's investment in Class A, Class B and Class C shares of the Funds. THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES, AND ACTUAL FUND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN IN THE TABLES. Rather, the tables have been provided only to assist investors in understanding the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Funds.

                 (This page has been left blank intentionally.)

                             FINANCIAL HIGHLIGHTS

The table below provides condensed information concerning income and capital changes for one Class A share of the International Equity Fund, the Emerging Markets Fund, the Smaller Companies Fund, the Pacific Strategy Fund, the Latin America Fund, and the Global Income Fund for the periods shown. This information has been audited by Price Waterhouse LLP, the Funds' independent accountants, whose unqualified report thereon appears in the Annual Report to Shareholders of such Funds for the periods shown below. The financial statements and related notes contained in such Report (and no other portion of such Report) are incorporated by reference into this Prospectus. This information should be read in conjunction with such statements and notes. CLASS B AND C SHARES OF THE FUNDS HAD NOT BEEN OFFERED AS OF DECEMBER 31, 1996, AND, ACCORDINGLY, NO FINANCIAL DATA IS PRESENTED FOR THE CLASS B OR C SHARES AT THIS TIME.

                                             INTERNATIONAL EQUITY FUND
                          ----------------------------------------------------------------
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                              1996         1995         1994         1993       1992(a)
                          ------------ ------------ ------------ ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 11.27      $ 10.16      $ 13.23      $  9.31       $10.00
                            -------      -------      -------      -------       ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss).................      (0.11)+      (0.08)+      (0.12)+      (0.03)       (0.01)
Net realized and
 unrealized gain (loss)
 on investments.........       1.45         1.20        (0.94)        5.01        (0.52)
                            -------      -------      -------      -------       ------
 Total from investment
  operations............       1.34         1.12        (1.06)        4.98        (0.53)
                            -------      -------      -------      -------       ------
LESS DISTRIBUTIONS TO
 SHAREHOLDERS:
From net investment
 income.................      (0.11)          --           --           --        (0.04)
In excess of net
 investment income......      (0.09)          --           --           --           --
From net realized gain..      (1.22)       (0.01)       (2.01)       (1.06)       (0.12)
In excess of net
 realized capital gain..         --           --           --           --           --
                            -------      -------      -------      -------       ------
 Total distributions....      (1.42)       (0.01)       (2.01)       (1.06)       (0.16)
                            -------      -------      -------      -------       ------
Net asset value, end of
 period.................    $ 11.19      $ 11.27      $ 10.16      $ 13.23       $ 9.31
                            =======      =======      =======      =======       ======
TOTAL RETURN**..........      12.03 %      11.01 %      (8.44)%      54.50 %      (5.32)%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's).........    $25,822      $28,546      $32,296      $44,610       $1,328
Net expenses to average
 daily net assets
 (Note A)...............       2.39 %       2.50 %       2.50 %       2.50 %       2.50 %*
Net investment Income
 (loss) to average daily
 net assets.............      (1.06)%      (0.64)%      (0.98)%      (0.79)%      (0.10)%*
Portfolio turnover
 rate...................         84 %        101 %        155 %        151 %        140 %
Average commission
 rate++.................    $0.0158          N/A          N/A          N/A          N/A

-------
Note A: John Govett & Co. Limited waived a portion of its management fees and
        Govett Financial Services Limited, a former distributor of the Funds, reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992, 1993 and 1994. For the years ended
        December 31, 1995 and 1996, John Govett & Co. Limited waived a portion of its management fee and reimbursed a portion of the other operating expenses of the Funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

    Expenses...........       3.09 %       2.75 %       2.74 %       2.65 %      13.85 %*

(a) Commencement of Operations was January 7, 1992.

(b) Commencement of Operations was January 1, 1993.

(c) Commencement of Operations was January 1, 1994.

(d) Commencement of Operations was March 7, 1994.

* Annualized

** Total return calculations exclude front end sales load.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1.

++ For the fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged. Based on markets in which the fund trades, the commission rate per share may appear lower or higher in relation to a domestic fund.

                                      EMERGING MARKETS FUND
                 ----------------------------------------------------------------
                  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED
                 DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                     1996         1995         1994         1993       1992(a)
                 ------------ ------------ ------------ ------------ ------------
                   $ 12.24      $ 13.29      $ 17.70      $ 10.72       $10.00
                   -------      -------      -------      -------       ------
                     (0.13)+      (0.06)+      (0.11)+      (0.05)       (0.03)
                      1.61        (0.98)       (1.93)        8.36         0.75
                   -------      -------      -------      -------       ------
                      1.48        (1.04)       (2.04)        8.31         0.72
                   -------      -------      -------      -------       ------
                        --           --           --           --           --
                     (0.06)          --           --           --           --
                        --        (0.01)       (2.33)       (1.33)          --
                        --           --        (0.04)          --           --
                   -------      -------      -------      -------       ------
                     (0.06)       (0.01)       (2.37)       (1.33)          --
                   -------      -------      -------      -------       ------
                   $ 13.66      $ 12.24      $ 13.29      $ 17.70       $10.72
                   =======      =======      =======      =======       ======
                     12.08 %      (7.92)%     (12.65)%      79.73 %       7.20 %
                   $56,814      $75,887      $76,812      $71,422       $5,625
                      2.38 %       2.50 %       2.50 %       2.50 %       2.50 %*
                     (0.62)%      (0.49)%      (0.77)%      (0.88)%      (0.49)%*
                       122 %        115 %        140 %        143 %        182 %
                   $0.0011          N/A          N/A          N/A          N/A
                      2.62 %       2.78 %       2.65 %       2.52 %       7.52 %*
                               SMALLER COMPANIES FUND
                 ---------------------------------------------------
                  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                 DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                     1996         1995         1994       1993(b)
                 ------------ ------------ ------------ ------------
                   $  29.96     $  19.06     $ 15.85      $ 10.00
                 ------------ ------------ ------------ ------------
                      (0.44)+      (0.30)+     (0.10)+      (0.06)
                      (2.84)       13.32        4.47         5.91
                 ------------ ------------ ------------ ------------
                      (3.28)       13.02        4.37         5.85
                 ------------ ------------ ------------ ------------
                         --           --          --           --
                         --           --          --           --
                      (4.85)       (2.12)      (1.16)          --
                         --           --          --           --
                 ------------ ------------ ------------ ------------
                      (4.85)       (2.12)      (1.16)          --
                 ------------ ------------ ------------ ------------
                   $  21.83     $  29.96     $ 19.06      $ 15.85
                 ============ ============ ============ ============
                     (10.87)%      69.08 %     28.74 %      58.50 %
                   $259,735     $517,990     $76,873      $39,681
                       1.81 %       1.95 %      1.95 %       1.95 %
                      (1.40)%      (1.64)%     (1.13)%      (0.93)%
                        406 %        280 %       519 %        483 %
                   $ 0.0581          N/A         N/A          N/A
                       2.08 %       2.12 %      2.40 %       2.44 %

                                                  PACIFIC STRATEGY FUND
                                          --------------------------------------
                                           YEAR ENDED   YEAR ENDED   YEAR ENDED
                                          DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                              1996         1995       1994(c)
                                          ------------ ------------ ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  8.53      $  8.79      $ 10.00
                                            -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............      (0.26)+      (0.05)+      (0.18)+
Net realized and unrealized gain (loss)
 on investments.........................       1.05        (0.21)       (1.03)
                                            -------      -------      -------
 Total from investment operations.......       0.79        (0.26)       (1.21)
                                            -------      -------      -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income..............      (0.12)          --           --
In excess of net investment income......      (0.05)          --           --
From net realized gain..................         --           --           --
In excess of net realized capital gain..         --           --           --
Tax return of capital...................         --           --           --
                                            -------      -------      -------
 Total distributions....................      (0.17)          --           --
                                            -------      -------      -------
Net asset value, end of period..........    $  9.15      $  8.53      $  8.79
                                            =======      =======      =======
TOTAL RETURN**..........................       9.32 %      (2.96)%     (12.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......    $ 4,218      $12,491      $13,849
Net expenses to average daily net assets
 (Note A)...............................       2.50 %       2.50 %       2.50 %
Net investment Income (loss) to average
 daily net assets.......................      (1.51)%      (0.67)%      (1.33)%
Portfolio turnover rate.................        170 %        163 %        213 %
Average commission rate++...............    $0.0102          N/A          N/A

---------
Note A: John Govett & Co. Limited waived a portion of its management fees and
        Govett Financial Services Limited reimbursed a portion of the other operating expenses of the Funds for the years ended December 31, 1992,
        1993 and 1994. For the years ended December 31, 1995 and 1996, John
        Govett & Co. Limited waived a portion of its management fee and reimbursed a portion of the other operating expenses of the Funds.
        Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

     Expenses...........................       6.66 %       3.62 %       2.66 %

(a) Commencement of Operations was January 7, 1992.
(b) Commencement of Operations was January 1, 1993.
(c) Commencement of Operations was January 1, 1994.
(d) Commencement of Operations was March 7, 1994.
*  Annualized
** Total return calculations exclude front end sales load.
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1.
++ For the fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged. Based on markets in which the fund trades, the commission rate per share may appear lower or higher in relation to a domestic fund.

                LATIN AMERICA FUND                                   GLOBAL INCOME FUND
      --------------------------------------  ----------------------------------------------------------------
       YEAR ENDED   YEAR ENDED  PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED
      DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
          1996         1995       1994(d)         1996         1995         1994         1993       1992(a)
      ------------ ------------ ------------  ------------ ------------ ------------ ------------ ------------
        $  6.44      $  7.89      $ 10.00       $  8.97      $  8.48      $ 10.16      $  9.77      $ 10.00
        -------      -------      -------       -------      -------      -------      -------      -------
           0.07+       (0.01)+      (0.09)+        0.57+        0.63+        0.76+        0.99         0.80
           1.52        (1.44)       (1.53)        (0.54)        0.53        (1.67)        0.66         0.06
        -------      -------      -------       -------      -------      -------      -------      -------
           1.59        (1.45)       (1.62)         0.03         1.16        (0.91)        1.65         0.86
        -------      -------      -------       -------      -------      -------      -------      -------
          (0.06)          --           --         (0.66)       (0.63)       (0.24)       (0.95)       (0.78)
             --           --           --         (0.02)       (0.04)          --           --           --
             --           --        (0.27)           --           --           --        (0.31)       (0.31)
             --           --        (0.22)           --           --           --           --           --
             --           --           --            --           --        (0.53)          --           --
        -------      -------      -------       -------      -------      -------      -------      -------
          (0.06)          --        (0.49)        (0.68)       (0.67)       (0.77)       (1.26)       (1.09)
        -------      -------      -------       -------      -------      -------      -------      -------
        $  7.97      $  6.44      $  7.89       $  8.32      $  8.97      $  8.48      $ 10.16      $  9.77
        =======      =======      =======       =======      =======      =======      =======      =======
          24.10 %     (18.38)%     (16.94)%        0.33 %      14.11 %      (9.16)%      17.64 %       8.95 %
        $ 4,261      $ 4,817      $ 7,096       $20,354      $41,181      $51,691      $82,000      $34,084
           2.50 %       2.50 %       2.50 %*       1.64 %       1.75 %       1.75 %       1.72 %       1.75 %*
           0.54 %       0.00 %      (1.06)%*       7.17 %       7.45 %       8.30 %       9.66 %       9.75 %*
            150 %        127 %        185 %         236 %        249 %        701 %        328 %        378 %
        $0.0005          N/A          N/A           N/A          N/A          N/A          N/A          N/A
           6.49 %       5.66 %       3.35 %*       2.38 %       1.93 %       1.95 %       1.72 %       3.17 %*

                        MULTIPLE CLASSES OF SHARES

As of January 1, 1995, all of the previously outstanding shares of each Fund were redesignated "Class A" shares without other changes, and Class B and Class C shares were authorized for issuance. AT PRESENT, ONLY CLASS A SHARES ARE AVAILABLE TO THE PUBLIC. Each class of shares of a Fund represents an interest in the same portfolio of investments, and each class has its own sales charge structure. The following table compares some important differences. Each class has distinct advantages and disadvantages for investors in different financial circumstances and with different investment goals.


                           CLASS A          CLASS B/1/              CLASS C
-----------------------------------------------------------------------------------
  Sales Charges          Initial      No initial sales       No initial sales
                         sales        charge. Contingent     charge. CDSC of 1%
                         charge up    deferred sales load    applies to shares re-
                         to 4.95%,    ("CDSC") of 4% to 1%   deemed within first
                         depending    applies to shares re-  year following pur-
                         on amount    deemed within the      chase.
                         of invest-   first 6 years follow-
                         ment. Cer-   ing purchase. Convert
                         tain pur-    to A shares at the
                         chases are   beginning of the
                         eligible     eighth year after
                         for re-      purchase.
                         duced
                         sales
                         charges.
-----------------------------------------------------------------------------------
  12b-1 Distribution Fee 0.50%        0.75% for first 7      0.75% for all Funds.
                         (0.35%       years for all Funds.
                         Global In-
                         come Fund)
-----------------------------------------------------------------------------------
  Service Fee            None         0.25% for first 7      0.25% for all Funds.
                                      years for all Funds.
-----------------------------------------------------------------------------------
  Suitability            May be       Investors should consider whether, during the
                         more bene-   anticipated life of their investment, accumu-
                         ficial to    lated distribution and service fees and CDSCs
                         investors    would be less than Class A initial sales
                         who qual-    charge and accumulated distribution and serv-
                         ify for      ice fee, and to what extent potential higher
                         reduced      yield of Class A shares might offset this
                         initial      difference. Orders of $500,000 or more not
                         sales        accepted for Class B shares. Orders of $1
                         charges.     million or more not accepted for Class C
                                      shares.
-----------------------------------------------------------------------------------
  Exchangeability        Shares of each Fund may be exchanged for shares of the
                         same class of the other Funds.
-----------------------------------------------------------------------------------
  Dividends              Calculated in the same manner and at the same time of
                         day for each class. Due to higher distribution charges
                         and any incremental transfer agency costs relating to
                         the B and C shares, Class B and Class C dividends are
                         expected to be lower than Class A dividends.

/1/CLASS B SHARES CONVERT at the beginning of the eighth calendar year after purchase on the basis of net asset value ("NAV") per share at the time of conversion, without sales loads, fees or other charges upon conversion. Shares purchased through reinvestment of dividends and distributions will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, an equal pro rata portion of the Class B shares in the sub-account will also convert to Class A shares.

The Class B conversion feature is subject to the continuing availability of an opinion of counsel or private letter ruling from the Internal Revenue Service that (i) assessing higher distribution and transfer agency costs does not result in the Funds' dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended, and (ii) conversion does not constitute a taxable event under federal income tax law. If such opinion or private letter ruling is no longer available, the Funds may suspend Class B conversions and the higher distribution charges would apply for an indefinite period.

The Board of Directors has determined that currently no conflict of interest exists between the classes of shares of any fund. In accordance with their fiduciary duties under the Investment Company Act of 1940 (the "1940 Act") and state laws, the Directors will seek on an ongoing basis to ensure that no such conflict arises. AT THE PRESENT TIME, ONLY CLASS A SHARES ARE AVAILABLE TO THE GENERAL PUBLIC.

-------------------------------------------------------------------------------

                         AN OVERVIEW OF THE FUNDS

The following paragraphs summarize the Funds' objectives and investment policies.

Although no Fund provides a complete or balanced investment program, investors may use each Fund as part of a comprehensive program to meet their long-term needs. Of course, there can be no assurance that any Fund will meet its investment objective. Please refer also to the "Investment Techniques and Policies" section, below, and to the Statement of Additional Information.

INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of companies located in some or all of the following countries: Argentina, Austria, Australia, Belgium, Brazil, Canada, Croatia (indirect investment only), Czech Republic, Denmark, Finland, France, Germany, Hong Kong, India, Indonesia, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, New Zealand, Netherlands, Norway, Poland, Portugal, Russia (indirect investment only), Singapore, Slovakia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, and the United Kingdom. This list of countries may change from time to time.

Under normal market conditions, this Fund will invest at least 65% of its total assets in issuers located in not less than three different countries (other than the U.S.). In addition, the Fund will normally invest at least 65% of its total assets in common and preferred stocks, and warrants to acquire such stocks. The Fund typically invests in equity securities listed on recognized foreign securities exchanges, but it may hold securities which are not so listed. The Fund may invest in debt obligations convertible into equity securities, and in non-convertible debt securities when the Manager believes such non-convertible securities present favorable opportunities for capital appreciation.

EMERGING MARKETS FUND seeks long-term capital appreciation by providing investors with broadly diversified, direct access to equity markets in those developing nations anticipated to rank among the world's top-performing economies in the future. An emerging or developing market is broadly defined as one with low- to middle-range per capita income. The Manager uses the classification system developed by the World Bank to determine the potential universe of emerging markets for investment. This Fund currently expects to invest in issues located in some or all of the following emerging or developing market countries: Argentina, Brazil, Chile, Colombia, Croatia (indirect investment only), Czech Republic, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Lebanon, South Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia (indirect investment only), Singapore, Slovakia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela, Zimbabwe. The list of countries in which this Fund invests may change from time to time.

The Fund typically invests in equity securities listed on recognized foreign securities exchanges, but the Fund may also hold securities that are not so listed. The Fund may invest in debt obligations convertible into equity securities, and in non-convertible debt securities when the Manager believes such non-convertible securities present favorable opportunities for capital appreciation. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of issuers located in at least three different countries (other than the U.S.). Additionally, at least 65% of the Fund's total assets will normally be invested in common and preferred stocks, and warrants to acquire such stocks.

SMALLER COMPANIES FUND seeks long-term capital appreciation by investing primarily in equity securities of those smaller companies the Manager believes may be the industry leaders of tomorrow. The Fund selects its portfolio investments primarily from among U.S. and foreign companies with individual market capitalizations which would, at the time of purchase, place them in the same size range as companies included in the NASDAQ Composite Index, excluding its top 75 companies. Based on this policy and recent U.S. share prices, as of the date of this Prospectus the companies in which the Fund invests typically will have individual market capitalizations of less than $3.0 billion

("smaller companies"). Foreign smaller companies may have lower market capitalization, depending upon the country and the industry.

Under normal market conditions, the Fund will invest at least 65% of its total assets in smaller companies, and at least 80% of its total assets in common stocks. The Fund may also invest up to 20% of its total assets in other types of securities with equity characteristics such as preferred stocks, convertible securities, warrants, units and rights. Under normal market conditions, the Fund will not invest more than 35% of its total assets in securities of issuers located in any one country (other than the U.S.). The Fund may invest in exchange-listed and over-the-counter ("OTC") securities.

PACIFIC STRATEGY FUND seeks long-term capital appreciation by investing primarily in equity securities of companies located in some or all of the following Pacific Rim countries: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. The list of countries in which the Fund invests may change from time to time.

Under normal market conditions, at least 65% of the Fund's total assets will be invested in issuers located in not less than three different Pacific Rim countries. Additionally, at least 65% of the Fund's assets will normally be invested in common and preferred stocks, and warrants to acquire such stocks. The Fund typically invests in equity securities listed on recognized foreign exchanges, but it may also hold securities which are not so listed. The Fund may also invest in debt obligations convertible into equity securities, and in non-convertible debt securities when the Manager believes such non-convertible instruments present a favorable opportunity for capital appreciation.

LATIN AMERICA FUND seeks long-term capital appreciation by investing primarily in equity and debt securities of issuers located in some or all of the following Latin American countries: Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Suriname, Uruguay and Venezuela. The list of countries in which the Latin America Fund invests may change from time to time.

Under normal market conditions, the Fund invests at least 65% of its assets in issuers located in not less than three Latin American countries, with equity and debt securities of issuers located in any one country representing no more than 40% of the Fund's total assets. There are two exceptions to this policy:
(1) the Fund may invest up to 60% of its total assets in issuers located in either Mexico or Brazil; and (2) the Fund may invest up to 35% of its total assets in any combination of equity and debt securities of issuers located in the U.S. In evaluating investments in U.S. issuers, the Manager will consider, among other factors, the issuer's Latin American business activities and the effect that developments in Latin America may have on the issuer's results.

The Fund may invest in common and preferred stocks, rights, warrants, and securities convertible into common stocks and in other substantially similar forms of equity with comparable risk characteristics. The securities may be listed on exchanges, traded in various over-the-counter ("OTC") markets, or there may be no organized market for a particular security.

The Fund may also invest in a variety of debt securities, although under normal market conditions it invests the majority of its assets in equities. These debt securities include bonds, notes, and debentures (or other forms of indebtedness that may be developed in the future), issued by banks and other corporations, or issued or guaranteed by Latin American national, state or local governments or their agencies and instrumentalities (including central banks). The proportion of equity and debt may vary from country to country. Subject to prevailing market conditions, the Fund may invest up to 35% of its total assets in debt securities which are below investment grade at the time of purchase. The Fund may also invest in debt securities which are not rated (although the Fund does not invest in debt securities that are in default of payment of principal or interest).

Consequently, the Fund's ability to achieve its investment objective depends more on the Manager's credit analysis than if the Fund were limited to investments in higher quality, rated bonds. Lower quality debt securities involve a high degree of risk and are predominantly speculative (see "Principal Risk Factors"). Such securities are the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Appendix A to this Prospectus provides a description of certain debt ratings. However, many Latin American debt instruments are not rated by U.S. rating agencies.

Favorable changes in relative foreign exchange rates, interest rate levels, or the creditworthiness of issuers may cause capital appreciation in debt securities. Receipt of income from such changes is incidental to the Fund's objective of long-term capital appreciation.

GLOBAL INCOME FUND seeks to achieve its investment objective of high current income (consistent with preservation of capital), with capital appreciation as a secondary objective, by investing primarily in corporate and government debt securities of issuers located in some or all of the following countries: the U.S., Canada, Japan, Mexico, the European Nations (including Germany, Austria, Belgium, France, Luxembourg and the Netherlands), New Zealand, Australia, Poland, South Africa, Turkey and the United Kingdom, as well as securities denominated in multinational currency units and in obligations issued by supranational entities. The countries in which Global Income Fund invests may change from time to time. This Fund is designed to provide the potential for higher yields and greater capital appreciation than a U.S.-only bond fund, but its strategy also involves certain risks, including the special risks associated with investing in foreign securities.

Under normal market conditions, the Fund invests at least 65% of its total income in debt securities of issuers located in at least three countries (including the U.S.). Normally, the securities of issuers located in any one country (other than the U.S.) will represent no more than 40% of the Fund's total assets. The debt securities in which the Fund invests include bonds, debentures, notes, commercial paper, certificates of deposit, bankers' acceptances, fixed time deposits, and other debt obligations issued by U.S. or foreign companies and financial institutions, or issued or guaranteed by U.S. or foreign national, state or local governments or their agencies or instrumentalities, and certain U.S. mortgage-related securities. Consistent with its investment objectives, the Global Income fund may invest up to 20% of its total assets in common and preferred stocks, and in warrants to acquire such stocks. In addition, the Fund may invest in debt obligations convertible into equity securities or which have attached warrants or rights to purchase equity securities. The Fund may not invest in any debt securities issued by the Manager or any of its affiliates (as such term is defined in the 1940 Act).

The Fund invests at least 75% of its total assets in debt securities with ratings, at the time or purchase, of at least Baa by Moody's or BBB by Standard & Poor's (or, if unrated, determined to be of comparable quality by the Manager) and in commercial paper rated, at the time of purchase, at least Prime-2 by Moody's or A-2 by Standard & Poor's (or, if unrated, determined to be of comparable quality by the Manager). A description of these ratings is included as Appendix A to this Prospectus. Debt securities having a BAA or BBB rating may have speculative characteristics and may be more susceptible to adverse economic or competitive industry conditions than higher rated debt securities, and have been found to be more sensitive to adverse economic downturns or individual corporate developments. The subsequent downgrade of a debt security to a level below investment grade will not require a sale of that security, but John Govett will consider such an event in determining whether to continue to hold that security.

The Manager's current policy is to maintain the average dollar-weighted maturity of the Fund's portfolio comparable to maturities of intermediate-term debt instruments (i.e., five to ten years). The Manager may adjust the Fund's average maturity from time to time, and may decrease or increase the maximum maturity target. For example, if the Manager anticipates an interest rate decline, it may increase the average maturity, or if it anticipates that interest rates may rise it may decrease the average maturity.

--------------------------------------------------------------------------------

                    INVESTMENT TECHNIQUES AND POLICIES

Although no Fund provides a complete or balanced investment program, investors can use each as part of an overall program to meet long-term objectives. Although each Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration in the Manager's selection of a Fund's investments. Of course, there can be no assurance that any Fund will achieve its investment objective. Each Fund's NAV fluctuates as the value of its portfolio securities fluctuates. Each Fund's investment objective and certain investment limitations are fundamental and may not be changed without shareholder approval. The Board of Directors may change all other investment limitations or policies without shareholder approval. The Statement of Additional Information includes additional detail regarding the fundamental and operating policies.

In interpreting each Fund's investment policies, the Adviser adheres to the following definitions:

 . Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in a security or other asset, or sets forth a policy regarding quality standards, such percentage limitation is determined immediately after and as a result of the Fund's acquisition of that asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the asset complies with the Fund's investment policies and limitations.

 . The term "issuers located in" a particular country includes issuers (i) which are organized under the laws of that country and which have a principal office in that country; or (ii) which derive 50% or more of their total revenues from business in that country; or (iii) the equity securities of which are principally traded on a stock exchange of that country.

GENERAL LIMITATIONS

The International Equity Fund, the Emerging Markets Fund, the Smaller Companies Fund, and the Pacific Strategy Fund are diversified funds, as that term is defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). This means that these Funds (but not the Latin America and Global Income Funds), with respect to 75% of their respective total assets, may not invest more than 5% of each Fund's total assets in the securities of any one issuer (excluding the U.S. Government and its agencies). No Fund may borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary emergency purposes, up to 33 1/3% of its total assets and pledge up to 33 1/3% of its total assets in connection with such borrowing. Any borrowings that come to exceed the 33 1/3% limitation will be reduced within three days. No Fund may purchase securities when its borrowings exceed 5% of its total assets. No Fund may make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties except (i) through the purchase of a portion of a debt issue in accordance with the Fund's investment objectives, policies or limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. No Fund may invest 25% or more of its total assets in any one industrial classification. These limitations are fundamental and cannot be changed without shareholder approval. As a non-fundamental policy, no Fund may invest more than 5% of its respective net assets in securities restricted as to resale or in illiquid securities.

The Statement of Additional Information provides the full text of these restrictions and the Funds' other investment policies. Except for those investment restrictions designated as "fundamental," the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and the Board of Directors may change them at any time without shareholder approval.

INVESTMENT TECHNIQUES

DEPOSITARY RECEIPTS. The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and similar global instruments. A U.S. or foreign bank or trust company typically "sponsors" these depositary instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depositary instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

INVESTMENT IN DEBT SECURITIES AND COMMERCIAL PAPER. For Latin America and Global Income Funds' policies on investing in debt and commercial paper, see the "Overview" section for each Fund, above. International Equity, Emerging Markets, Smaller Companies Fund and Pacific Strategy Funds may invest in debt obligations convertible into equity securities. These Funds may invest in non-convertible debt securities when the Manager believes such non-convertible securities present favorable opportunities for capital appreciation. At least 75% of each Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least A by Standard & Poor's or Moody's. These four Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's. If the non-convertible debt securities or commercial paper investments are unrated, the Manager must have determined them to be of comparable quality to the required ratings for each type of investment. A description of these ratings is included as Appendix A to this Prospectus.

TEMPORARY STRATEGIES. Pending investment of proceeds from sale of Fund shares, to meet ordinary daily cash needs, and to retain flexibility to respond promptly to changes in market and economic conditions, the Manager may use temporary defensive strategies. Under such a strategy, a Fund may hold cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest any portion or all of its assets in short-term high quality money market instruments. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least AAA by Standard & Poor's or Aaa by Moody's. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's. If such investments are unrated, the Manager must have determined that they are of comparable quality to the required ratings for each type of investment. It is impossible to predict when or for how long the Manager may use such temporary strategies.

HEDGING STRATEGIES. The Funds may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with the Funds' investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities; stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund except Global Income Fund will place more than 5% of its net assets at risk in any one of these transactions or securities. Global Income Fund may invest significantly more than 5% in forward currency contracts. However, although there is no limit on the number of forward currency contracts the Global Income Fund may enter into, this Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time the sale of any foreign currency is made) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

SECURITY FORWARD COMMITMENTS. Global Income Fund may buy or sell "when issued" or "delayed delivery" securities (collectively called "Forward Commitments"). Forward Commitments occur when a fund buys or sells securities with payment and delivery taking place in the future (typically a month or more after the deal is struck). The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities until delivery and payment takes place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment may either be settled according to its original terms, or it may be resold or repurchased on or before the settlement date, if John Govett deems it advisable to do so. When engaging in Forward Commitments, a Fund relies on the other party to complete the transaction. If the other party fails to do so, the Fund may lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

The risk to the investor is the difference between the purchase price and the current marked-to-market price. To minimize this risk, for each Forward Commitment purchase, Global Income Fund maintains appropriate liquid securities, or cash, in a segregated account (which is marked to market daily) with the Fund's custodian. The aggregate amount of this account must be equal to the amount of the commitment as long as the purchase obligation continues. Since the market value of the securities or currency subject to the Forward Commitment and the securities or currency held in the segregated account may fluctuate, the use of Forward Commitments may magnify the effect of interest rate changes on the Fund's net asset value.

A Forward Commitment sale is "covered" if the Fund owns or has the right to acquire the underlying securities or currency subject to the Forward Commitment. A Forward Commitment is for cross-hedging if it is not covered but is designed to hedge against a decline in value of a security or currency which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security or currency covered by the Forward Commitment or other appropriate liquid securities, with the Fund's custodian in an aggregate amount equal to the amount of its commitment, as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund foregoes or reduces the potential for gain and loss in the holding which is being hedged.

REPURCHASE AGREEMENTS AND OVERNIGHT TIME DEPOSITS. Each Fund may enter into repurchase agreements, in which the Fund acquires a high grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security. Therefore, repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. Government securities, or other high grade liquid debt securities at the Fund's custodian (or designated subcustodian), segregated from other Fund assets. In segregating such assets, the Fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the Fund. Each Fund may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including the Funds' global custodian.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Emerging and developing markets countries often limit foreign investments in equities. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. In accordance with the 1940 Act, a Fund may invest up to 5% of its total assets in any one investment company, and up to 10% of its total assets in the aggregate in shares of other investment companies, as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company at the time such shares are purchased. The Funds may not invest in any investment companies managed by John Govett or any of its affiliates.

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                             INVESTMENT RISKS

The quality and quantity of historic economic and securities market data is, in many foreign and emerging markets, limited, and many foreign markets are inherently more volatile than the U.S. securities markets. Using its more than seventy years of experience investing in these markets, John Govett has developed a three-part monitoring process involving review and analysis of overall market information; investigation of candidate companies through written materials; visits by company representatives to John Govett in London; and on-site visits by portfolio managers. John Govett also maintains local contacts in many of the countries where it invests.

MARKET RISK. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, the Manager believes that investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each Fund's portfolio is subject to market risk--the possibility that stock prices will decline over short, or even extended, periods--to a greater degree than domestic investments, as a result of a variety of factors that can affect stock prices.

For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a Fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries expropriation, nationalization of issuers or confiscatory taxation is a risk. Foreign government limits on removal of securities, property or other assets may affect a Fund's investments. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect U.S. investors.

CURRENCY RISK. International investors are also exposed to currency risk, if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and gains which may be realized.

FOREIGN TAXATION. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing the realized gain (or increasing the realized loss) on such securities when they are sold. Foreign governments may withhold taxes from dividends or interest paid (typically at a rate between 10% and 35% of the gross amount paid). Such taxes lower a Fund's net asset value.

Economic structures and political systems in emerging or developing markets are generally less diverse, mature and stable compared to more developed countries. Historically, emerging markets have been more volatile than the markets of more mature economies, and from time to time they have provided higher rates of return as well as greater risks to investors. The Manager believes that these characteristics can be expected to continue in the future. In particular, in the countries of the former "Eastern Bloc" the lack of a historical capital market structure or market-oriented economy, together with the possible reversal of recent favorable economic, political and social developments in some of those countries, pose greater risks than those associated with the more developed, market-oriented Western European countries.

INVESTING IN EMERGING MARKETS. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom, for example. Settlement of securities trades may be subject to extended delays, so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that the Fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio holdings and, therefore, its net asset value per share. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of businesses or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership may limit or eliminate the Fund's opportunities to acquire desirable securities.

INVESTING IN SMALLER COMPANIES. Shares of the Smaller Companies Fund may be appropriate for an investor who is willing and able to assume the risks associated with investing in "small cap" companies. The smaller companies in which the Fund invests often have rates of sales, earnings, and share price appreciation that exceed those of larger companies. However, such companies also often have limited product lines, markets or financial resources. Stocks of smaller companies may have limited marketability and typically experience greater price volatility than stocks of larger companies. The Fund's share price will reflect this volatility. See also "An Overview of the Funds--Smaller Companies Fund."

INTEREST RATE AND CREDIT RISK. The value of fixed income securities held by the Funds generally fluctuates inversely with interest rate movements. Global Income Fund and Latin America Fund normally invest in a number of issuers; however, each is a "non-diversified" series and may invest more than 5% of their assets in the securities of one issuer. Consequently, each Fund may experience greater interest rate and credit risk with respect to its portfolio than funds which are more broadly diversified.

Latin America Fund and Global Income Fund may each invest in debt securities rated below investment grade. These securities may be the equivalent of high yield, high risk "junk bonds." Such investments have greater potential for default or price change than higher quality securities due to changes in the issuer's creditworthiness, economic downturns or interest rate increases. The issuer may be unable or unwilling to repay principal or interest when due, and a Fund may incur additional expenses if it is required to seek recovery following a default in the payment of principal or interest on its holdings. In addition, remedies from defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and legal recourse can therefore be significantly diminished.

Debt securities rated BB, B, CCC, CC and C by Standard & Poor's, and Ba, B, Caa, and C by Moody's, are generally regarded as speculative in regard to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. When the issuer s not paying interest or has gone into default, some of these securities may be more comparable to those rated D by Standard & Poor's or C by Moody's. A description of these ratings is included in Appendix A. The subsequent default or reduction of credit rating will not require a sale of a debt security, but the Manager will consider the default in determining whether to continue to hold the security.

LIQUIDITY RISK. Funds which may invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for the securities. If reliable market quotations are not available, the Manager values such securities in accordance with procedures established by the Board of Directors. The Manager's judgment and credit analysis plays a greater role in valuing high yield debt securities compared to securities for which external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the value of these securities and the Funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, these Funds anticipate the securities could be sold only to a limited number of dealers or institutional investors. See "Description of Securities, Investment Policies and Risk Factors" in the Statement of Additional Information.

--------------------------------------------------------------------------------

                          MANAGEMENT OF THE FUNDS

Under the provisions of the Articles of Incorporation of the Company and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the Company's business and the activities of each Fund. Under the Investment Management Contract, and subject to such policies as the Board may establish, John Govett provides the Funds with day-to-day management services and makes investment decisions on their behalf in accordance with each Fund's respective investment policies.

Subject to the supervision of the Board, John Govett also oversees the Funds' operations. For these investment management and administrative services, the Funds pay fees monthly to John Govett based upon the average net assets of the Funds, as determined at the close of each business day during the month, at an annual rate of 1% of the average daily net assets of each Fund (0.75% for the Global Income Fund). Managing international, emerging markets and smaller company investments is complex, and the fees for managing such funds are generally higher than fees paid by domestic investment companies. The Manager absorbs certain expenses, including a portion of management fees, distribution and service fees, excess Fund expenses, and sales charges related to the sale of Fund shares. The Funds pay all expenses not assumed by John Govett or other persons, including but not limited to the Manager's fees, outside directors' fees, taxes, if any; auditing, legal, custodial, transfer agent and certain investor servicing and shareholder reporting expenses; brokerage and commission expenses, if any; interest charges on any borrowings; costs and expenses of accounting, bookkeeping and recordkeeping; insurance premiums; trade association dues; fees and expenses of complying with federal and state securities laws; costs associated with shareholders' meetings and the preparation and distribution of proxy materials; printing and mailing prospectuses and statements of additional information and reports to shareholders; and other expenses relating to the Funds' operations plus any extraordinary and non-recurring expenses. In connection with the sale of John Govett to Allied Irish Banks plc at the end of 1995, between January 1, 1996 and February 23, 1996 the Funds paid no fees to John Govett under the Investment Management Agreement. Because no management fees were paid by the Funds during the first two months of 1996, expenses were lower than they otherwise might have been if management fees had been paid.

On January 8, 1997, the Board of Directors voted to terminate an Investment Subadvisory Agreement with Berkeley Capital Management, regarding the day-to-day investment management of Smaller Companies Fund. Effective January 9, 1997, John Govett assumed full investment management control of that Fund.

During the fiscal period ended December 31, 1996, total operating expenses (including management and administrative and distribution fees, but after fee reductions and expense reimbursements) paid by the Class A shares of each of the International Equity Fund, Emerging Markets Fund, Pacific Strategy Fund, and Latin America Fund were 2.50% of each Fund's average daily net assets. The same fees paid by Class A shares of the Global Income Fund were 1.75% of average daily net assets, and 1.95% by the Class A shares of the Smaller Companies Fund. Because no management fees were paid by the Funds during the first two months of 1996, certain Funds' expenses were below their expense caps.

The Manager permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to the Manager's other advisory clients.

JOHN GOVETT & CO. LIMITED

The Funds are managed by John Govett & Co. Limited (the "Manager"), a U.K.- based investment manager which began managing money in the 1920s and has developed special expertise in investing in emerging markets and smaller companies worldwide. John Govett's headquarters are at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England, and has offices in Singapore, Bangalore, Jersey, San Francisco, and Budapest. As of December 31, 1996, John Govett and its subsidiaries had approximately $5.5 billion under management. John Govett's wholly-owned by AIB Asset Management Holdings Limited, a majority-owned subsidiary of Allied Irish Banks p.l.c. ("AIB"), the largest bank in Ireland with assets of approximately $21 billion. AIB and its subsidiaries provides a diverse range of banking, financial and related services principally in Ireland, the United Kingdom, and in the United States.

The portfolio manager for the International Equity Fund is Peter Kysel. Mr. Kysel is a director of John Govett and is a senior member of its international team. He graduated from Prague University in business economics and politics. Prior to joining John Govett as a fund manager and director in 1994, he was managing director of the Investment Banking Division at Komercni Banka AS in Prague. He has also served as Director of International Investments for Lloyds Merchant Bank Ltd in London and as a Director of Touche Remnant Holdings' trust unit. He assumed full responsibility for managing this Fund in January, 1997.

Rachael Maunder has managed the Emerging Markets Fund since its inception in 1992. She graduated in economics and politics from Bath University and joined INVESCO MIM as a graduate trainee in the UK pension fund department. She moved to the international investment team in 1986, managing a range of global equity accounts for U.S. institutional clients and was in charge of the firm's global emerging markets investment funds. She joined John Govett in 1991.

Gareth Watts assumed responsibility for Smaller Companies Fund in January, 1997. Prior to that time he managed International Equity Fund, for which he was responsible since its inception in 1992. Since joining John Govett as a Director in 1988, Mr. Watts has managed all of John Govett's offshore funds investing in U.S. equities. After graduating in statistics from the University of Wales, he worked for the U.K. firm of Legal and General as a U.S. fund manager for five years. He moved to Morgan Grenfell in 1983, where he managed both North American and international funds. In 1986 he joined Scrimgeour Vickers Asset Management as a senior fund manager in charge of all overseas assets.

Peter Robson has managed the Pacific Strategy Fund since its inception in 1994. He joined John Govett as a Director in 1990, after managing UK unit trusts and Far Eastern investments at BZW Investment Management. He graduated in engineering from Oxford University and was commissioned into the 1st Queen's Dragoon Guards of the British Army in 1985.

Caroline Lane, a Director of John Govett, has managed the Latin America Fund since its inception in 1994. She has been with John Govett since 1990. She graduated from Exeter University in economic history. She joined Lloyds Bank International and worked in Taiwan and France before joining Crosby Securities Hong Kong Ltd. in 1983, where she became head of research.

Since September, 1996, Global Income Fund has been managed by John Govett's fixed income team, under the supervision of the Chief Investment Officer, with no individual primarily responsible for making investment decisions. All team members are employees of John Govett.

ALLOCATION OF PORTFOLIO TRANSACTIONS

In placing orders for the Funds' portfolio transactions, the Manager seek best execution, analyzing such factors as price, size or order, difficulty of execution and the operational capabilities of the brokerage firm involved. Commissions on trades through foreign securities exchanges or OTC markets typically are fixed and higher than those made through U.S. securities exchanges or OTC markets. Consistent with the obligation to obtain best execution, the Manager may consider research and brokerage services provided by that broker. The Funds may pay a broker who provides brokerage and research services to the Manager a higher commission than that charged by other brokers, if the Manager determines in good faith that the amount of the commission is reasonable in relation to the value of those services either in terms of the particular transaction or of the overall responsibility of the Manager to the Funds and to any accounts over which the Manager exercises investment discretion.

PORTFOLIO TURNOVER

The frequency of portfolio transactions--the "portfolio turnover rate"--varies from year to year depending on market conditions. Because a high annual turnover rate (over 100%) increases transaction costs and may lead to capital gains which are subject to federal taxation, the Manager carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. The Manager does not engage in short-term trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the period from January 1, 1996 through December 31, 1996 were:
International Equity Fund--84%; Emerging Markets Fund--122%; Smaller Companies Fund--406%; Pacific Strategy Fund--170%; Latin America Fund--150%; and Global Income Fund--236%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in. Smaller Companies Fund's portfolio turnover rate also reflects portfolio repositioning undertaken following the change in portfolio manager in January, 1996, and higher redemption rates. Pacific Strategy and Latin America Funds have also been affected by redemptions that occurred during the year.

DISTRIBUTION ARRANGEMENTS

FPS Broker Services, Inc. (the "Distributor") is the Funds' statutory distributor and principal underwriter. FPS Services, Inc., an affiliate of the Distributor, serves the Fund as transfer and shareholder services agent (the "Transfer Agent"). John Govett provides certain marketing and administrative services pursuant to the Investment Management Agreement.

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers (the "NASD").

DISTRIBUTION PLANS

Rule 12b-1 adopted by the SEC under the 1940 Act permits a mutual fund to directly or indirectly pay expenses associated with distributing its shares ("distribution expenses") in accordance with a plan adopted by the Funds' Board of Directors and approved by its shareholders. Pursuant to Rule 12b-1, the Board of Directors and the shareholders of each class of each Fund have adopted three Distribution Plans referred to in this Prospectus as the "Class A Plan," the "Class B Plan," and the "Class C Plan." ONLY CLASS A SHARES ARE CURRENTLY OFFERED TO THE GENERAL PUBLIC. Each distribution plan complies with the NASD Rules of Fair Practice applicable to mutual fund sales charges. These rules regulate the distribution and service charges that the Funds may impose on a class of shares. The Class A, Class B and Class C service fees are used to compensate authorized dealers for personal service and for the maintenance of shareholder accounts.

Under the Class A Plan, each Fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.50% (0.35% for the Global Income Fund) of each Fund's aggregate average daily net assets attributable to its Class A shares. Under the Class B Plan and the Class C Plan, each Fund pays the Distributor an ongoing distribution fee of 0.75%, and an ongoing service fee of 0.25%, of the Fund's aggregate average daily net assets attributable to its Class B and Class C shares to reimburse the Distributor for service fees it pays to authorized dealers, and for its distribution costs.

Each Plan allows the Funds to compensate the Distributor for services provided and expenses incurred in the distribution of Fund shares, including advertising expenses and printing costs (e.g., sales materials used to offer shares to the public). The Distributor may reallow all or a portion of the payments received under the Plan to third parties, including banks.

If the Class A Plan is terminated, the Distributor would not be compensated for costs incurred but not yet recovered. Payments under the Class A Plan of a Fund may not be increased to more than 0.50% of the Fund's average daily net assets attributable to Class A shares (0.35% for Global Income Fund) without prior approval of the Class A and Class B shareholders. At present, the Board of Directors has approved payments under the Class A, Class B and Class C Plans for the purpose of reimbursing the distributor for payments of commissions to the Funds' dealers as well as for certain additional expenses related to shareholder services and the distribution of shares of the respective Class (including payments for travel, telephone, and overhead expenses related to distribution), subject to the overall percentage limitations described above.

The Class B and Class C Plans provide that the Distributor may use 0.25% of the net assets of the respective Class B or Class C (i) to compensate certain financial institutions, which may include banks, securities dealer, and other industry professionals (collectively "Service Organizations") for providing distribution assistance or services with respect to the Class B or C shares;
(ii) to otherwise promote the sale of Fund shares, including personal services and/or maintenance of shareholder accounts. The Distributor receives additional payments from the Funds at the annual rate equal to 0.75% of the net assets of the Class B and Class C shares, respectively, as compensation for providing distribution services. Expenditures for such services may include payment of
(i) front-end commissions of up to 4% of the purchase price of Class B shares;
(ii) front-end commissions of up to 0.75% of the purchase price of Class C shares and ongoing commissions of up to 0.75% of the average daily net assets of the Funds' Class C shares, and (iii) other distribution expenses as described in the Statement of Additional Information.

Payments made to the Distributor under a Distribution Plan may be more or less than the amount it spends for distribution of the shares covered by a Plan, resulting in a profit or loss for the Distributor. The Distributor may use payments made to it by a Fund under a Distribution Plan to defray distribution expenses related to the covered class of shares of one or more of the other Funds.

Distribution expenses related to a particular class of shares will be allocated among the Funds based on each Fund's outstanding shares in such class.

The Directors determined that there was a reasonable likelihood that the Distribution Plans would benefit the Funds and their shareholders. Information about distribution revenues and expenses is provided to the Directors each year, in connection with their consideration of continuing the Distribution Plans. In this review, the Directors take into account expenses incurred in connection with distributing each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

The Class B and Class C distribution and service fee is designed to permit an investor to purchase such shares without the assessment of a front-end sales charge and at the same time permit the Distributor to compensate Service Organization with respect to such shares. In this regard, the purpose and function of the combined CDSC and distribution and service fee are the same as those of the initial sales charge and distribution fee for the Class A shares, in that in both cases the sales charge and distribution charge provide for financing distribution of fund shares.

CUSTODIAN

The Chase Manhattan Bank serves as the Funds' global custodian. Hong Kong and Shanghai Banking Corporation, Taipei, Taiwan, provides custody services for Fund assets held in Taiwan.

TRANSFER AGENT

FPS Services, Inc., an affiliate of the Distributor (the "Transfer Agent") provides transfer agent, shareholder services agent, and dividend disbursement services to the Funds.

ACCOUNTING AND ADMINISTRATION SERVICES

Chase Global Funds Services, Inc., an affiliate of the Funds' custodian, provides the Funds with administration and accounting services.

HOW THE FUNDS VALUE THEIR SHARES

When share price is determined

At the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern standard time) each day the Exchange is open, each Fund calculates its net asset value per share (the "NAV") of each class by dividing the total value of the assets (securities plus cash or other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined

All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Short-term investments maturing in 60 days or less are valued using amortized cost, which the Board of Directors has determined approximates market value. Amortized cost valuation means that a debt security with a maturity in excess of 60 days, which currently has a maturity of 60 days or less, is valued at the market or fair value of the security on the 61st day prior to maturity (each as adjusted for amortization of premium or discount) rather than at current market value. All other securities and assets are valued at fair value following procedures approved by the Board of Directors.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00 p.m. Eastern time at the exchange rates in effect at that time, or at such other rates as the Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a Fund's net asset value per share even though there has been no change in the market value of portfolio holdings. In addition, because of time zone differences foreign exchanges and markets may close before the New York Stock Exchange closes. However, events affecting market values which may occur between the earlier closing of a foreign exchange and the closing of the New York Stock Exchange may not be reflected in that day's computation of a Fund's net asset value. If an event materially affecting the value of a portfolio holding occurs during such period and the Manager becomes aware of it, then the holding will be valued at fair value as determined in good faith, according to procedures adopted by the Board of Directors.

--------------------------------------------------------------------------------

                            ABOUT YOUR ACCOUNT

                             HOW TO BUY SHARES

Shares of each of the Funds are offered continuously at the NAV per share determined for each Fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern standard time), following receipt by the Transfer Agent of a purchase order in proper form plus, in the case of the Class A shares of each Fund, an initial sales charge imposed at the time of purchase, or subject to contingent deferred sales charge upon redemption in the case of Class B and Class C shares , and certain redemptions in the case of Class A shares. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A SHARES. AT PRESENT, ONLY CLASS A SHARES ARE AVAILABLE TO THE GENERAL PUBLIC.

Shares may be purchased through brokers, investment advisers and other financial intermediaries ("authorized dealers") which have selling group agreements with the Distributor, or directly through the Shareholder Services Agent. Authorized dealers may charge a fee for effecting transactions. Completed applications should be sent to the Transfer Agent at the address shown in the Services Guide in Appendix B to this Prospectus. The minimum initial investment is $500, and subsequent investments must be $25 or more. Both minimums may be waived by the Distributor for plans involving periodic investments. The Funds reserve the right to refuse to accept any purchase order, and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about their accounts or the Funds.

INITIAL PURCHASES THROUGH AUTHORIZED DEALERS

Orders received by an authorized dealer before 4:00 p.m. Eastern standard time on any day the New York Stock Exchange is open will be executed at the public offering price determined on that day, provided that the authorized dealer transmits the order to the Transfer Agent by 5:00 p.m. Eastern Time on that day. Authorized dealers are responsible for timely transmission of orders to the Transfer Agent. The sales agreements between the Transfer Agent and the authorized dealers provide that all orders are subject to acceptance by the Funds, which retains the right to reject any order.

INITIAL PURCHASES THROUGH THE TRANSFER AGENT

Investors may open an account directly through the Transfer Agent by mailing a check to cover the purchase price, together with a completed, signed application and a check made out to the specific Fund, to the address shown in Appendix B. In such cases, the sales charge is paid to the Distributor. Third party checks will not be accepted in payment for Fund shares. Shares may also be purchased through the Transfer Agent by bank wire, provided that within seven days of an initial investment the Transfer Agent has received an executed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed public offering price after the wire is received. A wire investment is considered received when the Transfer Agent has been notified that the wire has been credited to a Fund. The investor is responsible for providing prior telephone notice to the Transfer Agent that a wire is being sent. The Transfer Agent will provide an account number which should be referenced on the wire instructions.

SUBSEQUENT INVESTMENTS THROUGH THE TRANSFER AGENT

After an initial investment is made and a shareholder account is established through an authorized dealer, subsequent purchases may be made, at the investor's option, directly through the Transfer Agent. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific Fund should be sent to the Transfer Agent at the address indicated in Appendix B. Any check for additional shares sent directly to the Transfer Agent should reference the account number to which the money should be credited.

CERTIFICATES

In the interest of economy and convenience, the Funds do not issue certificates unless a shareholder or his or her authorized dealer submits a written request to the Transfer Agent. Shareholders who do not receive certificates have the same rights as if certificates had been issued to them. Redemptions by shareholders who hold certificates may take longer than redemptions of non-certificated shares, because physical delivery and processing of the certificates is necessary. The Funds and the Distributor recommend that shareholders refrain from requesting certificates.

DIRECTED DIVIDENDS

A shareholder may elect on the Account Application to have his or her dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by the shareholder. Both Fund accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same type of retirement plan and for the benefit of the same individual. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

AUTOMATIC INVESTMENT PLAN

Investors may buy shares of a Fund through the Automatic Investment Plan ("AIP"), which allows an investor to specify an amount at least $25 per Fund to be invested on a regular basis. The specified amount will be transferred directly from the investor's bank for investment into the designated Fund(s) on the designated investment day. These transfers are processed on the 10th, 15th and 20th of each month (or on the next business day if the designated day falls on a holiday or a weekend). To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Account Application. An AIP may be terminated by the Shareholder Services Agent or the Funds upon 30 days' written notice, or by the participant at any time without penalty upon written notice to the Funds or the Shareholder Services Agent.

SYSTEMATIC WITHDRAWAL PLAN

See "How to Redeem Shares," below.

SALES CHARGES

Investments in each Fund are subject to initial sales charges or to contingent deferred sales charges ("CDSCs"), depending upon the class of shares. ONLY CLASS A SHARES ARE CURRENTLY OFFERED TO THE

PUBLIC. If a shareholder is eligible for reduced or waived sales charges, as described below, he or his dealer must communicate the circumstances to the Transfer Agent so that a reduction or waiver may be applied.

CLASS A SHARES

The following table states the total front-end sales charges and dealer concessions applicable to certain Class A share purchases. Dealer concessions represent the amount of any sales charges reallowed by the Distributor to authorized dealers selling Class A shares. ONLY CLASS A SHARES ARE CURRENTLY OFFERED TO THE GENERAL PUBLIC.


                                      SALES CHARGE
                                   AS A PERCENTAGE OF
                                   -------------------  AMOUNT OF SALES CHARGE
       AMOUNT OF PURCHASES AT      OFFERING    NET       REALLOWED TO DEALERS
       PUBLIC OFFERING PRICE        PRICE   INVESTMENT AS A % OF OFFERING PRICE
       ----------------------      -------- ---------- ------------------------
  Less than $100,000..............   4.95%     5.21%             4.25%
  $100,000 to less than $250,000..   3.95%     4.11%             3.25%
  $250,000 to less than $500,000..   3.00%     3.09%             2.50%
  $500,000 to less than
   $1,000,000.....................   2.25%     2.30%             2.00%
  $1,000,000 or more**............   0.00%     0.00%             0.00%

** Commissions will be paid to authorized dealers who initiate and are responsible for purchases of Class A shares of $1 million or more as follows: 1% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million. Quantity purchases of Class A shares of $1 million or more may be subject to a CDSC. See "How to Redeem Shares CDSCs," below.

Aggregating shares to determine "Amount of Purchase"

The following purchases of Class A shares may be aggregated for the purposes of determining the "Amount of Purchase". It is the shareholder's or his or her dealer's responsibility to communicate the circumstances so that the transfer agent can properly identify account records:

a) Individual purchases on behalf of a single purchaser, the purchaser's spouse or their minor children. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Section 403(b) plan or single participant Keogh-type plan. This also includes purchases made by a company controlled by such individual(s).

b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing, and stock bonus plans, including Section 401(k) plans, and medical, life and disability insurance trusts) other than a plan described in (a) above.)

c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in (a) above).

Or

d) Purchases made concurrently by certain fiduciary entities (such as investment advisors, bank trust departments and bank custodians) for the account of clients.

In addition to the reallowances from the applicable public offering price described in this Prospectus, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to authorized dealers that sell shares of the Funds. Authorized dealers which are reallowed substantially all of the sales charges may be deemed to be underwriters for the purposes of the Securities Act of 1933.

The Distributor may also pay, to financial institutions (which may include banks) and other industry professionals that provide services to facilitate transactions in Fund shares for their clients (collectively, "Service Organizations"), a transaction fee up to the level of the reallowance permitted to authorized dealers as described in this Prospectus.

Waivers of Front-end Sales Charges on Class A shares

The Funds sell Class A shares at net asset value without imposition of sales charges to the following classes of investors. It is shareholder's or his dealer's responsibility to communicate the circumstances to the transfer agent so that the account records can be properly identified:

 .  Current or retired trustees, directors or employees of funds advised by John
   Govett or any of its affiliated companies, or of any subadvisor to any such fund (including their families and beneficial accounts).

 .  Current or retired directors, trustees, officers, and employees of John
   Govett and its affiliated companies, the current Fund Administrator, the current Distributor, and companies affiliated with John Govett.

 . Shareholders who purchased shares of any of the Funds at net asset value as a result of their affiliation with the prior Distributor or Fund Administrator, or any of their affiliated companies, and who have maintained their investment in such shares.

 . Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor, and their spouses and minor children purchasing for any accounts they beneficially own, or in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.

 . Registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. The Distributor may pay Service Organizations through which purchases are made an amount up to 0.50% of the amount invested over a 12-month period following such transaction.

 .  Trustees and other fiduciaries purchasing shares for retirement plans. The
   Distributor may pay commissions of up to 1% for such purchases.

 . Accounts as to which a bank or broker-dealer charges a management or administrative fee ("wrap accounts"), provided that the bank or broker-dealer has a separate agreement with the Distributor.

 . Investors purchasing shares of a Fund with the redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption occurred no more than 30 days prior to the purchase of Fund shares.

 .  Investment accounts managed by John Govett or its affiliated companies. John
   Govett and its affiliates will waive fees on any such account to ensure that clients do not pay duplicate fees.

 . Purchases made by or on behalf of participants in employee benefit, retirement or pension plans with North American Trust Company or persons who have purchased annuity contracts with London Pacific Life & Annuity Company (former affiliates of John Govett).

The term "families" includes a person's spouse, minor children and grandchildren, parents, and a person's spouse's parents.

Reduced Sales Charges on Class A Shares

Participants in any of the following discount programs may obtain reduced sales charge rates. These programs allow an investor to receive a reduced offering price based on the assets held or pledged by the investor. The term "investor" refers to (1) an individual, (2) an individual and spouse purchasing shares of a Fund for their own account or for the trust or custodial accounts of their minor children, or (3) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans of a single employer.

LETTER OF INTENT ("LOI"). An investor may execute a Letter of Intent (which is part of the Account Application provided in this Prospectus) which indicates an aggregate investment amount he or she intends to invest in the Class A shares of a Fund in the following thirteen months. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all Class A shares purchased concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor signs an LOI within 90 days of a prior Class A purchase, that purchase may be included under the LOI, and an appropriate adjustment, if any, with respect to the sales charges paid for the prior purchase will be made, based on the then-current NAV(s) of the relevant Funds. Registered investment advisors, trust companies, and bank trust departments may be eligible to receive commissions on certain LOI purchases. The investor will be required to pay the difference between the reduced sales charges and the sales charges applicable to the purchases actually made if the total amount does not equal the total amount of Class A shares covered by the LOI at the end of the thirteen-month period. During the thirteen-month period, the Shareholder Services Agent will hold in escrow Class A shares having a value equal to 5% of the amount specified in the LOI. These shares remain in the investor's name but are subject to redemption by the Shareholder Services Agent to assure any necessary payment of a higher applicable sales charge. Any dividends accrued on the escrowed shares will accrue to the shareholder's account.

RIGHT OF ACCUMULATION. Investors are permitted to purchase Class A shares at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of Class A shares of the other Funds plus (c) the current value of all Class A shares of any Fund already held by the investor. To qualify for the Right of Accumulation privilege, investors must, at the time of purchase, give their authorized dealer, the Shareholder Services Agent or the Distributor sufficient information to permit confirmation that they qualify.

CLASS B AND CLASS C SHARES

CDSCs

Investors may pay a CDSC on redemptions of Class B shares within 6 years of purchase. Investors who redeem Class C shares within the first year of purchase are subject to a CDSC of 1%. In both cases, the CDSC is charged as a percentage of the dollar amount subject to the charge, and is based on an amount equal to the current market value or the cost of the Class B or Class C shares being redeemed, whichever is less. Thus, no CDSC is imposed on increases in net asset value above the initial purchase price. No CDSC is charged on shares purchased through reinvestment of dividends or capital gains distributions on Class B shares, or on certain redemptions under a Systematic Withdrawal Plan as described below. The calculation is determined in the manner that results in the lowest possible rate being charged. For purposes of determining the number of years from the time of any payment for the purchase of the shares, all payments during a month are aggregated and deemed to have been made on the last day of that month.

The schedule of CDSCs for Class B shares is:

                                                                   CDSC AS A
                                                                 PERCENTAGE OF
                                                                 DOLLAR AMOUNT
      YEAR SINCE PURCHASE                                      SUBJECT TO CHARGE
      -------------------                                      -----------------
      First...................................................          4%
      Second..................................................          4%
      Third...................................................          3%
      Fourth..................................................          3%
      Fifth...................................................          2%
      Sixth...................................................          1%
      Seventh and Eighth......................................          0%

A commission or transaction fee equal to 4% of the purchase amount will be paid to authorized dealers and other Service Organizations at the time of purchase. Additionally, additional promotional incentives may be offered, in the form of cash or other compensation, to Service Organizations selling Class B shares.

For class C shares, a commission or transaction fee of up to 0.75% of the purchase amount will be paid to authorized dealers and other Service Organizations at the time of purchase. Securities dealers and other Service Organizations will also be paid ongoing commissions and transaction fees of up to 0.75% of the average daily net asset value of each Fund's Class C shares. Additional promotional incentives, in the form of cash or other compensation, may be paid to Service Organizations that sell Class C shares of the Funds.

Waiver of CDSCs

CDSCs are waived under the following circumstances. See also the section on "Reinstatement Privilege" below.

     CONDITION FOR WAIVER                                         APPLIES TO:
     --------------------                                         -----------
 .   Death or disability of the shareholder (as    Class A, Class B, and Class C
     defined in Section 72(m)(7) of the IRS Code
 .   Minimum required distribution from certain    Class A, Class B, and Class C
     IRA or retirement plan distributions
 .   Pursuant to Reinstatement Privilege, which    See "Reinstatement Privilege" section,
     may be EXERCISED ONLY ONCE for each Fund      below. Amount reinvested will be subject
     investment. Class B reinstatement proceeds    to the same CDSC to which that amount
     can only be reinvested in Class A shares.     was subject prior to the redemption, and
                                                   the 12-month CDSC period will continue
                                                   to run from the original reinvestment
                                                   date, extended by the number of days
                                                   between the redemption and reinvestment
                                                   dates.
 .   Redemptions made pursuant to the Funds'       Class A, Class B, and Class C
     systematic withdrawal plan, but limited to
     12% of the initial value of the account
     (annually)

REINSTATEMENT PRIVILEGE. A Class A or Class B shareholder who redeemed Class A or Class B shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in CLASS A shares of any other Fund. CLASS B REDEMPTION PROCEEDS CANNOT BE REINSTATED IN CLASS B SHARES. Any Class C shareholder who has redeemed Class C shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in Class C shares of the Fund.

Any such reinstatements will be made at the NAV (without sales charge except as described under "How to Make Exchanges") next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption. The redemption is a taxable event, but some or all of the loss on redemption may be disallowed under certain "wash sale" rules for federal income tax purposes. See "Dividends, Distributions and Federal Income Taxation U.S. Federal Taxation of Shareholders," below. It is the investor's responsibility or the responsibility of his broker to notify the Shareholder Services Agent of the investor's intent to exercise the reinstatement privilege. Reinstatement at NAV is also offered to participants and eligible retirement plans held or administered by Semper Trust Company for repayment of principal (and interest) on their borrowings on such plans. The Funds may modify or terminate the reinstatement privilege at any time upon notice to shareholders.

--------------------------------------------------------------------------------

                             HOW TO MAKE EXCHANGES

Generally, shareholders may exchange shares of one class of any Fund for shares of the same class of any other Fund, based upon their respective NAVs, without imposition of any sales charges provided that the account holder remains the same. Certain authorized dealers may be charged a fee for handling exchanges. If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the Fund may automatically redeem the account in full as described in "How to Redeem Shares," below.

MONEY MARKET FUND. Shares of the Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any Fund, without imposition of a sales charge. The Money Market Fund is not a series of the Funds, but is available as an exchange vehicle for Fund shareholders. Shares of one class cannot be exchanged for shares of another class, and the account registration and type of account must remain the same (that is, retirement or non-retirement account). Thus, Class B shares exchanged into the Money Market Fund will be exchanged for Class B shares of the designated Govett Fund registered identically for the same type of account. Checkwriting privileges are not available for Govett Fund investors who hold shares of the Money Market Fund under this exchange privilege.

CLASS A SHARES SUBJECT TO A CDSC AND CLASS B AND C SHARES MAY BE EXCHANGED INTO THE MONEY MARKET FUND. HOWEVER, THESE SHARES DO NOT "AGE" WHILE INVESTED IN THE MONEY MARKET FUND. Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Transfer Agent, to request theMoney Market Fund prospectus.

EXCHANGES BY TELEPHONE. Exchange orders effected by telephone should be directed to the Transfer Agent at the address shown in Appendix B.

AUTOMATIC EXCHANGE PLAN. Investors may exchange Fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, investors should complete the appropriate portion of the Account Application, and should contact the Transfer Agent for more information. There is a $25 minimum for an existing account and $100 minimum for establishing a new account. These transactions are effected on the 25th of each month. If the 25th falls on a weekend or a holiday, the transaction will be effected on the next business day.

EXCHANGES BY MAIL. Exchange orders effected by mail should be sent to the investor's authorized dealer or the Shareholder Services Agent at the address set forth in Appendix B.

FREQUENT EXCHANGES. As a general principle, purchases, redemptions and exchanges of Fund shares should be made for investment purposes only. Investors may make up to four exchanges during a year without charge. For each exchange in excess of four, a $7.50 processing charge will be deducted from the proceeds and paid to the Fund from which the exchange is made. The exchange fee will be waived for any exchange transmitted through Fund/SERV. A pattern of frequent exchanges, purchases and sales may be deemed abusive by the Manager and at its discretion can be limited by a Fund's refusal to accept purchase and/or exchange orders from the investor. Although the Manager will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and or exchanges by a particular investor is abusive and not in the best interests of a Fund or its shareholders, as a general policy a pattern of more than one purchase-sale transaction during any 30-day period with respect to any particular Fund may be deemed abusive.

EXCHANGES OF CLASS B AND C SHARES. For purposes of computing the CDSC that would be payable if the new shares were redeemed, the CDSC is based on the holding period requirements of the original Fund, and the holding period for the original shares is added to the holding period of the new shares.

--------------------------------------------------------------------------------

                           HOW TO REDEEM SHARES

GENERAL INFORMATION

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the net asset value next computed after your properly completed and authorized redemption request is received, less any applicable sales charges. Shareholders with accounts at authorized dealers may redeem shares through the dealer or directly through the Transfer Agent. IF THE SHARES ARE HELD IN THE DEALER'S "STREET NAME," THE REDEMPTION MUST BE MADE THROUGH THE DEALER. Please refer also to the "Reinstatement Privilege" section above.

Once your shares are redeemed, the proceeds will normally be sent to you the next business day, if all redemption instructions described below are followed and all documentation is received by the Transfer Agent. If making immediate payment could affect a Fund adversely, it may take up to seven (7) days (or such shorter period as may be required by law or regulation) to pay you.

Shareholders requesting redemptions via bank wire should allow two business days from the time the redemption request is accepted by the Transfer Agent for the proceeds to be deposited in the bank. A $9.00 processing fee will be deducted from the proceeds of redemptions wired from the Funds.

The Funds may withhold redeeming a shareholder's account until they are reasonably satisfied that investments initially made by check have been collected (which may take up to 15 days from the date FPS received the check). When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming Fund.

Each Fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the Fund's portfolio holding. The proceeds from such a redemption will be mailed to the shareholder's address of record. A shareholder will receive at least 60 days' prior written notice that their account will be closed unless they make an additional investment to bring their account to the minimum. Any applicable CDSC will be deducted from the proceeds of this redemption.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, as described in Appendix B. Supporting documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Fiduciaries should contact FPS for further information. Redemption requests received after 4:00 p.m. Eastern Standard Time will be honored at the NAV (less any applicable
CDSC) calculated on the next business day (i.e., the next day the New York Stock Exchange is open).

A SIGNATURE GUARANTEE by a bank or trust company, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, savings and loan association or federal savings bank is required under the following circumstances:

 .  The shareholder wishes to redeem $50,000 or more.

 . The proceeds (in any amount) are to be paid to someone other than the registered owner(s) of the account.

 . The proceeds (in any amount) are to be sent to any address other than the shareholder's address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 . The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the Fund; (c) the Fund has been notified of an adverse claim; (d) the instructions received by the Fund are given by an agent, not the registered owner; (e) the Fund determines that join owners who are married to each other are separated or involved in divorce proceedings, or
   (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the Fund's satisfaction.

 . The proceeds are to be sent to the shareholder's address of record and that address has changed within the preceding 60 days.

Or

 . The shareholder requests that the proceeds be sent directly to a bank, savings and loan, credit union, or brokerage firm account that has not been predesignated in the "Bank Wiring Information" section of the Account Application.

FPS will accept signature guarantees from all eligible firms, as defined by Rule 17Ad-15 under the Securities Act of 1934. The Transfer Agent reserves the right to waive signature guarantees, and to request additional information, under certain circumstances.

When shares to be redeemed are represented by a SHARE CERTIFICATE, the certificate must accompany the redemption request, together with a share assignment form signed by the registered shareholders EXACTLY as the account is registered, with signature guarantees as described above. For their own protection, shareholders should send the share certificate and assignment form in separate envelopes.

REDEMPTIONS THROUGH AUTHORIZED DEALERS

Shareholders with accounts at authorized dealers may submit redemption requests to the dealers. Orders received from securities dealers must be at least $500, unless submitted via Fund/SERV. The Shareholder Services Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from dealers with have a dealer agreement with the Distributor or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. This is known as a repurchase. However, EVEN AFTER RECEIPT OF A REPURCHASE ORDER FROM A DEALER, THE FUNDS STILL REQUIRE A SIGNED LETTER FROM THE SHAREHOLDER CONTAINING REDEMPTION INSTRUCTIONS AND ALL OTHER DOCUMENTS REQUIRED FOR DIRECT REDEMPTION REQUESTS, AS STATED ABOVE. The shareholder's letter should refer to the Fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when FPS receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by FPS of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received. It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the FPS as soon as possible. The shareholder's dealer may charge a fee for handling the order.

SYSTEMATIC WITHDRAWAL PLAN

A Systematic Withdrawal Plan is available to shareholders whose accounts total $5,000 or more. Under the Systematic Withdrawal Plan, the Transfer Agent will make specified monthly, quarterly, semi-annual or annual payments to a designated party of any amount selected (minimum of $25). The withdrawal will occur on the 25th of each month, or on the first business day following the 25th if the 25th is not a normal business day on the New York Stock Exchange. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. NO CDSC is assessed on withdrawals under this Plan up to an annual total of 10% of the value of the shareholder's account. The Funds reserve the right to change the terms and conditions of the Systematic Withdrawal Plan and the ability to offer it. For further information about the Systematic Withdrawal Plan, its requirements and its tax consequences, call the Transfer Agent at 800-821-0803.

Class B and C shareholders who establish a Systematic Withdrawal Plan may redeem up to 12% annually of the shareholder's amount invested without incurring a CDSC. "Amount invested" for these purposes means the amount of the shareholder's investment in the Class B or Class C shares on the date the plan for that class is established.

--------------------------------------------------------------------------------

                          TELEPHONE TRANSACTIONS

Unless the Telephone Privilege is waived by the shareholder (by completing the appropriate section of the Account Application, she may effect exchange, redemption and certain types of account maintenance transactions by telephone. The Telephone Privilege authorizes the Funds, the Transfer Agent and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. A shareholder may give exchange instructions to the Transfer Agent by calling the appropriate toll-free number shown in Appendix B.

Shareholders who have retirement accounts with the Funds or hold certificated shares may not redeem by telephone. The Telephone Privilege permits redemptions of up to $50,000 per day if the proceeds are to be paid by check. Amounts of at least $1,000 up to $1 million may be redeemed daily by bank wire. The proceeds must be payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account. This privilege is not available if the address or record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Shareholder Services Agent will be liable for following telephone instructions it reasonably believes to be genuine. The Funds, the Distributor, or the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed.

Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone, provided that the exchange or redemption involves only uncertificated shares on deposit in the shareholder's account or shares for which certificates have previously been deposited.

Investors should be aware that they may have difficulties effecting telephone transactions during unusual market conditions.

--------------------------------------------------------------------------------

                       DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND CAPITAL GAINS

International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund and Latin America Fund will distribute annually substantially all of their net investment income and net realized capital gains. The annual distribution and/or dividend, if any, will be declared in November or December of each year. Distributions from net investment income, if any, are expected to be small.

Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any. Such distributions may include all or a portion of the Fund's net realized short-term gains. Annual distributions of any net realized long-term gains and any remaining short-term gains will be declared in November or December of each year.

Distributions from capital gains are made after applying any available loss carryovers and other adjustments permitted under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the IRS Code.

DIVIDENDS AND CAPITAL GAINS PAYMENT OPTIONS

Shareholders may choose from four options:

 . Reinvest all income dividends and capital gains distributions in additional shares.

 . Receive income dividends in cash and accept capital gains distributions in additional Fund shares.

 . Receive capital gains distributions in cash and accept income dividends in additional Fund shares.

 .  Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the Fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer Agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the ex-dividend date using the net asset value determined on the payment date.


UNITED STATES FEDERAL TAXATION OF THE FUNDS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

UNITED STATES FEDERAL TAXATION OF SHAREHOLDERS

For federal income tax purposes, any income dividends which the shareholder receives from a Fund, as well as any distributions derived from the excess of net short-term capital gains over net long-term capital losses, are treated as ordinary income whether the shareholder has elected to receive them in cash or in additional shares. Distributions derived from the excess of net long-term capital gains over net short-term capital losses are treated as long-term capital gains regardless of the length of time the shareholder has owned the shares of a Fund and regardless of whether the shareholder receives such distributions in cash or in additional shares.

Certain distributions which are declared in October, November, or December but which, for operational reasons, may not be paid to the shareholder until the following January, may be treated for federal tax purposes as if received by the shareholder on December 31 of the calendar year in which the distributions are declared.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held for less than six months and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term capital loss for tax purposes.

All or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Of course, any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

Each Fund will inform shareholders of the source of dividends and distributions paid by the Fund at the time they are paid, and will promptly after the close of each calendar year advise shareholders of the tax status for federal income tax purposes of such dividends and distributions. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code, Shareholders would then include in gross income dividends paid to them by the Fund as well as the foreign taxes paid by the Fund on their foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share of any creditable foreign taxes paid by the Funds.

Each Fund will be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds). Each Fund will also be required to withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. A shareholder may also be subject to backup withholding if the IRS or a securities dealer notifies the Funds that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

It is recommended that shareholders consult their own tax advisors with respect to the foregoing and the applicability of state and local income taxes to distributions and redemption proceeds received from a Fund. Shareholders who are not United States persons for purposes of federal income taxation should consult with their financial or tax advisors regarding the applicability of United States withholding taxes to distributions received by them from a Fund. More detailed information regarding taxation of shareholders and taxation of the Funds can be found in the Statement of Additional Information.

The foregoing discussion has been prepared by the management of the Company and does not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

--------------------------------------------------------------------------------

                               OTHER INFORMATION


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS

Currently, each time a transaction is made that affects a shareholder's account--such as an additional investment, redemption, exchange or payment of a dividend or distribution--the Shareholder Services Agent will send a confirmation reflecting the transaction.

After the end of the Funds' fiscal year on December 31 and half-year on June 30, shareholders will receive an annual and semi-annual report, respectively. These reports list securities held by each Fund and include financial statements for each Fund.

The federal income tax status of Fund distributions to shareholders is reported to each shareholder shortly after the end of each calendar on Form 1099-DIV.


ORGANIZATION

The Govett Funds, Inc. is a Maryland corporation formed in 1990. It currently is registered with the SEC as an open-end management company. Each Fund corresponds to a distinct investment portfolio and a distinct series of shares. From time to time the Board of Directors may, in its discretion, establish additional funds and issue additional classes of shares. Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable subject to applicable federal and state securities laws. Shareholders have no preemptive or conversion rights.

Each Fund has designated three classes of shares: Class A, Class B and Class C shares. AS OF THE DATE OF THIS PROSPECTUS, ONLY CLASS A SHARES ARE AVAILABLE TO THE GENERAL PUBLIC. Each class represents interest in the assets of each Fund and has identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to distributing each class are borne solely by that class, and each class has exclusive voting rights regarding provisions of distribution plan which pertains to that class. The Funds rely on an order issued by the SEC to issue and sell multiple classes of shares representing interests in the Funds' portfolios.

The Company normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. On any matter submitted to a vote of shareholders, shares are voted by a Fund when the matter affects the specific interest of that Fund only, such as approval of a Fund's investment management arrangements. On other matters, the shares of all of the Funds will be voted in the aggregate on other matters, such as election of the Board of Directors or ratification of the Board's selection of independent auditors.

A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the outstanding shares may call a shareholder meeting. The Bylaws require that the Company assist shareholders in calling such a meeting.

Pursuant to the Articles of Incorporation, each Fund may issue up to 250 million shares. Each share represents an interest in that Fund only, has a par value of one-thousandth of one cent per share, represents an equal proportionate interest in the Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned and gains realized on that Fund's assets as may be declared by the Board of Directors. International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, and Pacific Strategy Fund are "diversified funds" as that term is defined in the 1940 Act. Latin America Fund and Global Income Fund are "non-diversified funds" under the 1940 Act.


PERFORMANCE INFORMATION

Each Fund may from time to time include information on its investment results and/or comparisons of its investment results to various managed or unmanaged indices or averages or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return represents the percentage rate reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable front-end sales charge imposed on sales of Fund shares (Class A shares only). Performance information with respect to a Fund will also reflect that any applicable CDSC has been paid. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. The total return computation assumes the reinvestment of all dividends and capital gain distributions at net asset value.

Standardized Returns quoted in advertising will reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance will not be constant over time, but will change from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

The Global Income Fund may also refer in advertising and promotional materials to its yield. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. The Fund calculates yield by determining the investment income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price of its shares at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements.

In addition, a Fund may also include in advertisements, sales literature and shareholder reports other than total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects the percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); and will assume reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. It may or may not take sales charges into account; a Fund's performance calculated without taking the effect of sales charges into account will be better than such performance including the effect of such charges.

Yield and total return are calculated separately for Class A, Class B and Class C shares of each Fund. Class A total return figures include the maximum front-end sales charge of 4.95%; Class B and Class C total return figures include any applicable CDSC. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ. Each Fund will include performance data for its Class A, Class B and Class C shares in any advertisement or information including performance data of the Fund.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Performance" in the Statement of Additional Information.

The Company's Annual Report for the fiscal year ended December 31, 1996 contains additional performance information on the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund. This Annual Report is available without charge upon request.

                                   APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE DEBT
RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE DEBT RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB. Debt rated BB has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating; B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating; CCC. Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating; CC. Debt rated CC typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating; C. Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankrupcty petition has been filed, but debt service payments are continued; D. In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A-- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 and 2 to indicate the relative degree of safety. A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2--Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                     * * *

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that Fund. The Manager or Subadvisor will consider such an event in determining whether the Fund should continue to hold the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   APPENDIX B

             ADVISOR AND SHAREHOLDER SERVICES REFERENCE GUIDE

Shareholders are encouraged to place purchase, exchange and redemption orders through their securities dealers. Shareholders may place orders directly through the Funds' Shareholder Services Agent. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

ADVISOR SERVICES

Financial advisors may call (800)XXX-XXXX to reach the Broker Service Desk. For additional information about the Funds, Advisors are invited to call (888) J-GOVETT (888-546-8388).

TRANSACTIONS BY MAIL
For NEW ACCOUNTS, send the completed Account Application with a check to:

The Govett Funds, Inc.

c/o FPS Services, Inc.
P. O. Box 61503
3200 Horizon Drive
King of Prussia, PA 19406

For SUBSEQUENT INVESTMENTS and REDEMPTIONS, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

The Govett Funds, Inc.

c/o FPS Services, Inc.
P. O. Box 412797
Kansas City, MO 64141-2797

INVESTMENTS BY BANK WIRE
An investor opening a new account should call (800) XXX-XXXX. Within seven days of purchase, the investor must send a completed Account Application containing the investor's taxpayer identification number to the Funds at the address stated under "Investments by Mail." Wire instructions must state the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

United Missouri Bank KC, N.A.
ABA #I0-10-00695

For FPS Services, Inc.
FBO Govett ________________ Fund
Shareholder Name and Account Number

EXCHANGES BY MAIL
Send complete instructions, including the name of the Funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

The Govett Funds, Inc.

c/o FPS Services, Inc.

P.O. Box 61503

3200 Horizon Drive

King of Prussia, PA 19406

TELEPHONE TRANSACTIONS

If you completed the Telephone Privilege section of the Account Application, to effect exchanges and redemptions call the Funds at (800) 821-0803. You will be asked for the name of the Funds in which you wish to transact, the registered name(s) on the account(s), the account number (s), and you will be asked to verify the account's alternate payee or wiring instructions, if any.

                             THE GOVETT FUNDS, INC.

                        GOVETT INTERNATIONAL EQUITY FUND

                          GOVETT EMERGING MARKETS FUND

                         GOVETT SMALLER COMPANIES FUND

                          GOVETT PACIFIC STRATEGY FUND

                           GOVETT LATIN AMERICA FUND

                           GOVETT GLOBAL INCOME FUND


TRANSFER AGENT                          CUSTODIAN
FPS Services, Inc.                      The Chase Manhattan Bank
3200 Horizon Drive                      4 MetroTech Center
P. O. Box 61053                         Brooklyn, New York 11245
King of Prussia, PA 19406-0903
(800) XXX-XXXX                          DIRECTORS
                                        Patrick Cunneen, Chairman
DISTRIBUTOR                             Elliott Atamian
FPS Broker Services, Inc.               Sir Victor Garland
3200 Horizon Drive                      James Oates
P. O. Box 61053                         Frank Terzolo
King of Prussia, PA 19406-0903
(800) XXX-XXXX                          OFFICERS
Broker Marketing Information            Brian Lee, President
(888) J-GOVETT (888-546-8838)           Colin Kreidewolf, Vice
                                        President/Treasurer
THE GOVETT FUNDS, INC.                  Alice Schulman, Vice
250 Montgomery Street, Suite 1200       President/Secretary
San Francisco, CA 94104                 Andrew Barnett, Vice President
(888) J-GOVETT (1-888-546-8838)         Peter Moffatt, Vice President
(415) 263-1865

INVESTMENT MANAGER
John Govett & Co. Limited
Shackleton House
4 Battle Bridge Lane
London SE1 2HR England
From the US call (888) J-GOVETT
(888-546-8838)

                              ACCOUNT APPLICATION
              WE PLACE GREAT EMPHASIS ON SERVICE. IF YOU HAVE ANY
        QUESTIONS ABOUT THIS APPLICATION FORM, PLEASE FEEL FREE TO CALL

                             THE GOVETT FUNDS
                               AT (800) 821-0803.

GENERAL INSTRUCTIONS

 . This application may be used for a new account or revisions to your existing account.
 . Please read the Prospectus carefully before investing in the Funds.
 . This application may not be used to establish an IRA. For an IRA application or any questions, please call: (800) 821-0803.
 . PLEASE SIGN THIS APPLICATION ON THE LAST PAGE UNDER "SIGNATURE AND TAXPAYER
  IDENTIFICATION NUMBER CERTIFICATION."
 . Mail and make checks payable to: The Govett Funds, Inc.

                       c/o FPS Services, Inc.

                       P.O. Box 61503

                       3200 Horizon Drive

                       King of Prussia, PA 19406-0903

ACCOUNT REGISTRATION    [_] New Account
                        [_] Revise Existing Account Number ________________________

[_] Individual                                                        -   -
                        ___________________________________  ______________________
                        First Name Middle Initial Last Name  Social Security Number

[_] Joint                                                             -   -
    Registration        ___________________________________  ______________________
                        First Name Middle Initial Last Name  Social Security Number
                        Joint tenancy with rights of survivorship will be presumed unless otherwise specified.

-----------------------------------------------------------------------------------
[_] Gift/Transfer       _____________________________________ as Custodian for
    To A Minor          Custodian's Name (only one)

                        _____________________________________ Under the
                        Minor's Name (only one)

                        Uniform Gift/Transfer to Minors Act of ____________________
                                                                 Name of State

                                                                      -   -
                                                     ______________________________
                                                     Minor's Social Security Number
-----------------------------------------------------------------------------------
[_] Trust or          _____________________________________________________________
    Qualified Plan    Name of Trust or Plan
                      _____________________________________________________________
                      Name of Trustee or Custodian        Trust/Plan Agreement Date
                                                                -
                      _____________________________________________________________
                      For the Benefit of             Taxpayer Identification Number

-----------------------------------------------------------------------------------
[_] Corporation,                                             -
    Partnership       _____________________________________________________________
    or Other          Name of Entity                 Taxpayer Identification Number
    Organization

ACCOUNT REGISTRATION ADDRESS

                                                         (  )
______________________________________________________   __________________________
Street Address                                           Business Phone Number
                                                         (  )
______________________________________________________   __________________________
City               State               Zip               Home Phone Number

FUND INVESTMENT
  Minimum initial investment is $500 per Fund. Make checks payable to: The
  Govett Funds, Inc.

  Govett International Equity Fund  $ ____________
  Govett Emerging Markets Fund      $ ____________
  Govett Smaller Companies Fund     $ ____________
  Govett Pacific Strategy Fund      $ ____________
  Govett Latin America Fund         $ ____________
  Govett Global Income Fund         $ ____________
  TOTAL AMOUNT INVESTED             $ ____________

  [_] Please send information regarding the Money Market Fund

  If this application relates to a broker/dealer or wire order purchase, please provide date and confirmation number: ____________________________________

DIVIDENDS/CAPITAL GAINS

  All dividends and capital gains distributions will be reinvested into the Fund which pays them unless the appropriate boxes below are checked: If you would like your dividends and/or capital gains distributions to be wired to you, please check "Paid in Cash" below and complete Section F.

  Dividends are to be:                        [_] Reinvested   [_] Paid in Cash
  Capital gains distributions are to be:      [_] Reinvested   [_] Paid in Cash

  If you have elected above to reinvest capital gains and dividends, you may elect to reinvest these distributions in another Govett Fund.

  [_] Invest all distributions into the following Govett Fund:

                                              __________________________________
                                                          Name of Fund

  If you have elected to have capital gains and/or dividends paid in cash, you may elect to have these distributions mailed to a third party. Please complete the third party address below.

THIRD PARTY ADDRESS

  I would like [_] duplicate confirmation statements [_] cash dividends/ distributions and/or [_] systematic withdrawals* to be mailed to the following third party:

                                                         (  )
  _________________________________________________      ______________________
  Name                                                         Phone Number

  _____________________________________________________________________________
  Street Address

  _____________________________________________________________________________
  City                                 State              ZIP

  (If no third party is specified above, cash dividends/distributions will be mailed to the Account Registration Address.)

  *Please complete Section D, Systematic Withdrawal Plan, in addition to completing address above.

ACCOUNT CONVENIENCE OPTIONS

A. Telephone Unless waived by the shareholder below, the shareholder hereby Privilege authorizes ACCESS to accept and act upon telephone instructions
   Waiver regarding shareholder's Fund account(s). By my signature herein, I certify that I have read and understand the conditions of the Telephone Privilege set forth in the Telephone Transactions section of this Prospectus.

          [_] I hereby waive my option to execute exchange and redemption transactions by telephone.

-------------------------------------------------------------------------------
B. Automatic  You may start an Automatic Exchange Plan and direct any Fund to
   Exchange   transfer a specified amount ($25 minimum) to another Fund on a
   Plan       monthly or quarterly basis.

              [_] Please establish an Exchange Plan under which I will transfer
                  $_______________ monthly.
                    ($25 minimum)

              to ______________________________________________________________
                                              Name of Fund

              I would like transfers to begin ______________
                                              Month/Day/Year

-------------------------------------------------------------------------------

C. Letter [_] I agree to the terms of the Letter of Intent set forth in the
   of         Prospectus. Although I am not obliged to do so, it is my
   Intent     intention to invest over a 13-month period, in shares of one or more of the Govett Funds, an aggregate at least equal to:

              [_] $100,000  [_] $250,000  [_] $500,000  [_] $1,000,000

              (Note: For a Letter of Intent, the minimum initial investment must equal at least 5% of the intended amount.)

-------------------------------------------------------------------------------
D. Systematic You may start a Systematic Withdrawal Plan and direct the Fund Withdrawal to send a specified amount ($25 minimum) to your Account
   Plan Registration Address or to a specified third party on a monthly, quarterly, semiannual or annual basis. Please refer to the Prospectus for complete details.

              [_] Please establish a Withdrawal Plan under which I will
                  receive payments:
              [_] monthly  [_] quarterly  [_] semiannually  [_] annually from _________________________________________ for $_____________
                             Name of Fund                         ($25 minimum)

              I would like withdrawals to begin ___/___. Checks will be mailed
                                               Month Year
              on or about the 21st day of each month.

              I would like withdrawals
              [_] to be directly deposited into my bank account. Please
                  complete Bank/Wiring section.
              [_] to go to a third party. Please complete Third Party Address section.

-------------------------------------------------------------------------------
E. Automatic [_] I have read the terms and conditions of the Automatic Investment Investment Plan set forth in the Prospectus. I wish to invest on
   Plan a monthly basis, directly from my checking account, into the following Fund(s). Please complete Section F, and attach a voided check.

              Please designate the amount you would like invested. (Minimum $25 per Fund) To begin ___/___/___
                                   Month Day Year

              International Equity Fund $___________________ Pacific Strategy Fund $___________________
              Emerging Markets Fund     $___________________
              Latin America Fund        $___________________
              Smaller Companies Fund    $___________________
              Global Income Fund        $___________________

          [_] I wish to increase my Automatic Investment Plan beginning ___/___
                                                                      Month Year

              Dollar Amount of Increase $_____________
                                         ($10 Minimum)

              Percentage of Increase _____________%
                                     (10% Minimum)

-------------------------------------------------------------------------------
F. Bank/       Complete this portion if you are participating in the Automatic
   Wiring      Investment Plan, or would like dividends/capital gains
   Information distributions, telephone redemptions or systematic withdrawals to be automatically deposited to your bank. YOU MUST ATTACH A
               VOIDED CHECK TO PARTICIPATE. CHECK THOSE THAT APPLY:
   ATTACH
   VOIDED      [_] Automatic Investment Plan  [_] Checking     [_] Savings
   CHECK       [_] Systematic Withdrawal Plan [_] Telephone Redemptions
   HERE        [_] Dividends/Capital Gains Distributions

               ________________________________________________________________
               Name of Shareholder's Bank

               _____________________________________________ __________________
               Name on Bank Account                          Account Number

               ________________________________________________________________
               Authorized Signature (as shown on bank records)

BROKER/DEALER INFORMATION (To be completed by your representative, if applicable)

 We hereby submit this application for the purchase of shares in accordance with the terms of our Selling Agreement with FPS Broker Services, Inc. and with the Prospectus and Statement of Additional Information. We agree to notify FPS of any purchases made under a Letter of Intent or Right of Accumulation.

 ____________________________   _______________________________________________
 Dealer Name                    Representative's Last Name  First Name  M. I.

 ____________________________   _______________________________________________
 Dealer Home Office Address     Representative's Branch Office Address

 ____________________________   _______________________________________________
 City           State     ZIP   City                         State          ZIP

 (   )_______________________   (   )__________________________________________
 Telephone Number               Telephone Number

 ____________________________   _______________________________________________
 Dealer Number                  Representative Number

TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
 By my signature below and under penalties of perjury, I certify: (1) that the number shown on this application is my correct Social Security or Taxpayer Identification Number, and (2) that I am not subject to backup withholding because either I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

 If you are currently subject to backup withholding due to an Internal Revenue Service notice, strike out clause (2) of the preceding sentence, and check the box below.

 [_] Check here if you have been notified by the IRS that you are currently subject to backup withholding.
 [_] Check here if you qualify as a non-resident alien. If so, your country of residence for tax purposes is:

     ________________________.

SIGNATURE

 I have read the prospectus and application for the Fund in which I am investing and agree to its terms. I am also aware that a Telephone Privilege exists and that the privilege is automatically available unless affirmatively declined. I also understand that if the Fund fails to follow the procedures outlined in the prospectus, it may be liable for any losses due to unauthorized or fraudulent instructions. I am of legal age. Sign below exactly as printed in registration. For joint registration, both must sign.

 For Corporations, Trusts, or Partnerships: We hereby certify that each of the persons listed below has been duly elected, and is now legally holding the office set forth opposite his/her name and has the authority to make this authorization. Please print titles below if signing on behalf of a business or trust to establish this account.

 PLEASE SIGN BELOW:

 _____________________________________________________________________________
 Individual (or Custodian) Signature                         Date

 _____________________________________________________________________________
 Joint Registrant (if any) Signature                         Date

 _____________________________________________________________________________
 Corporate Officer, Partner, Trustee, etc. Signature         Date

 _____________________________________________________________________________
 Print Name and Title                                        Date

                             THE GOVETT FUNDS, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 1997
                    RELATING TO PROSPECTUS OF THE SAME DATE


The Govett Funds, Inc. (the "Company") is an open-end, management investment company. The Company presently consists of a series of six funds, each a separate investment portfolio with its own investment objective and policies, as follows: GOVETT INTERNATIONAL EQUITY FUND, GOVETT EMERGING MARKETS FUND, GOVETT SMALLER COMPANIES FUND, GOVETT PACIFIC STRATEGY FUND, GOVETT LATIN AMERICA FUND, each of which seeks long-term capital appreciation, and GOVETT GLOBAL INCOME FUND, which seeks primarily a high level of current income, consistent with preservation of capital, and has a secondary objective of capital appreciation (individually a "Fund", and together the "Funds"). There can, of course, be no assurance that a Fund's investment objective will be achieved.

The Funds' investment manager is John Govett & Co. Limited ("John Govett" or the "Manager"), a United Kingdom corporation. John Govett is an affiliate of Allied Irish Banks p.l.c. ("AIB"), the parent of the AIB Group of Companies. The AIB Group provides a diverse range of banking, financial and related services, principally in Ireland, the United States and the United Kingdom.

A Prospectus for the Funds, dated the same date as this Statement of Additional Information, as amended from time to time, provides the basic information that a prospective shareholder should know before investing in the Funds. The Prospectus is incorporated by reference herein and may be obtained without charge by calling (800) 634-6838 or by writing to:

                            The Govett Funds, Inc.

                            c/o FPS Services, Inc.

                              3200 Horizon Drive

                                P.O. Box 61503

                        King of Prussia, PA 19406-0903

This Statement of Additional Information is not a prospectus. It contains information in addition to and in more detail than is set forth in the Prospectus. It should be read in conjunction with the Prospectus.

                                    CONTENTS

ABOUT THE FUNDS...........................................................................3

INVESTMENT OBJECTIVES AND POLICIES........................................................3

OTHER POLICIES............................................................................6

DESCRIPTION OF SECURITIES, INVESTMENT POLICIES AND RISK FACTORS...........................6

DIRECTORS AND OFFICERS...................................................................18

MANAGEMENT OF THE FUNDS..................................................................21

BROKERAGE ALLOCATION.....................................................................25

DESCRIPTION OF THE FUNDS.................................................................26

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION................................27

ADDITIONAL DISTRIBUTION AND TAXATION INFORMATION.........................................31

THE FUNDS' DISTRIBUTOR...................................................................33

PERFORMANCE..............................................................................35

FINANCIAL STATEMENTS.....................................................................38

                                ABOUT THE FUNDS
                                ---------------

DEFINITIONS

     The "Company"
          The Govett Funds, Inc., a Maryland corporation

     The "Funds"
          Govett International Equity Fund, Govett Emerging Markets Fund, Govett Smaller Companies Fund, Govett Pacific Strategy Fund, Govett Latin America Fund, and Govett Global Income Fund

     "John Govett" or the "Manager"
          John Govett & Co. Limited



     "FPS" or the "Distributor"
          FPS Broker Services, Inc.

     "AIB Group"
          Allied Irish Banks p.l.c. and its subsidiaries

     "Custodians"
          The Chase Manhattan Bank

     "Shareholder Services Agent"
          FPS Services, Inc.

The Govett Funds, Inc. is an open-end management investment company, commonly called a "mutual fund," incorporated in Maryland on November 13, 1990. The Company is organized in series form, presently consisting of six portfolios:
GOVETT INTERNATIONAL EQUITY FUND, GOVETT EMERGING MARKETS FUND, GOVETT SMALLER COMPANIES FUND, GOVETT PACIFIC STRATEGY FUND, GOVETT LATIN AMERICA FUND, and GOVETT GLOBAL INCOME FUND. Each Fund is a separate and distinct investment portfolio, with its own separate investment objective and policies.

                       INVESTMENT OBJECTIVES AND POLICIES

As noted in the Prospectus, each Fund has its own investment objective and follows policies designed to achieve that objective. The following investment policies and limitations for the Funds supplement those set forth in the Prospectus. Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

A Fund's fundamental investment limitations cannot be changed without approval by a majority of the outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") of that Fund. Except for the numbered limitations set forth immediately below, the investment policies and limitations described in this Statement of Additional Information are not fundamental policies, and may be changed without consent of shareholders. These limitations, except as otherwise indicated, apply separately to each Fund.

The following are the Funds' fundamental investment limitations. No Fund may:

1. Borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary or emergency purposes, up to 33-1/3% of its total assets and pledge up to 33-1/3% of its total assets in connection therewith. Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets at any time will be reduced within three days (exclusive of Sundays and legal holidays) to the extent necessary to comply with the 33-1/3% limitation. No Fund may purchase securities when borrowings exceed 5% of its assets. Borrowings for purposes of this restriction include reverse repurchase agreements.

2. Purchase any securities on "margin," or underwrite securities, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Funds may make margin deposits in connection with futures contracts and options.

3. Make loans if, as a result, more than 33-1/3% of a Fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily.

4. Invest 25% or more of its total assets in the securities of issuers in a single industry (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

5. Purchase from, or sell any portfolio securities to, a Fund's officers or Directors, or any firm of which any such officer or Director is a member, as principal, except that a Fund may deal with such persons or firms as securities dealers and pay a customary brokerage commission; or retain securities of any issuer, if to the knowledge of a Fund, one or more of its officers, Directors or investment managers own beneficially more than one-half of 1% of the securities of such issuer and all such persons together own beneficially more than 5% of such securities.

6. Purchase the securities of any issuer if, as a result thereof, more than 5% of the value of total assets of any Fund (other than the Smaller Companies Fund) would be invested in the securities of companies which, including predecessors, have a record of less than three years' continuous operations.

7. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, any such Fund, or the Company as a whole, would own more than 10% of the outstanding voting securities of such issuer.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any otherwise permitted borrowings, mortgages or pledges, or (b) entering into option contracts, futures contracts, forward contracts or repurchase transactions.

9. With respect to 75% of its total assets, invest in securities of any one issuer if immediately after, and as a result of such investment, more than 5% of the total assets of the Fund, taken at market value, would be invested in the securities of such issuer, provided that the Latin America and Global Income Funds are not restricted in this regard. This restriction does not apply to investments in U.S. government or agency securities.

10. Make investments for the purpose of exercising control, or underwrite the securities of other issuers, except insofar as a Fund may be technically deemed an underwriter in connection with the disposition of its portfolio securities.

11. Purchase interests in oil, gas or other mineral exploration or development programs, including mineral leases, although the Funds may invest in common stocks of companies which invest in or sponsor such programs.

12. Purchase or sell real estate or real estate limited partnerships or securities issued by companies that invest in real estate or interests therein.

13. Purchase commodities or commodity contracts (including futures contracts), except that the Funds may purchase securities of issuers which invest or deal in commodities or commodity contracts, and except that the Funds may enter into futures and options contracts only for hedging purposes.

In order to change any restriction which is a fundamental policy, approval must be obtained from the respective Fund's shareholders; this would require the affirmative vote of the lesser of (i) 67% or more of the respective Fund's outstanding voting securities that are represented at the meeting if more than 50% of the outstanding voting securities of the respective Fund are represented, or (ii) more than 50% of the respective Fund's outstanding voting securities.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT PRIOR SHAREHOLDER APPROVAL (THEY TOO APPLY TO EACH FUND).

The Funds do not currently intend to:

(i) Engage in any reverse repurchase agreements if, as a result, more than 5% of a Fund's net assets would be subject to reverse repurchase agreements.

(ii) Purchase or otherwise acquire any security or enter into a repurchase agreement with respect to any security if, as a result, more than 5% of a Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of interest and principal within seven days, or in securities that are illiquid by virtue of legal or contractual restrictions on resale or for which there is no readily available market.

(iii) Purchase securities of another investment company, except as permitted by the 1940 Act and other applicable laws.

(iv) Lend assets, other than portfolio securities, to other parties, except by purchasing debt securities and engaging in repurchase agreements. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily. The Funds, however, do not currently intend to lend their portfolio securities during the current fiscal year.

(v) Make short sales of securities or maintain a short position, unless at all times when a short position is open the respective Fund owns an equal amount of such securities or securities convertible or exchangeable into, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short ("short sales against the box"), and unless not more than 5% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time.

(vi) Purchase a security if, as a result thereof, more than 5% of a Fund's net assets would be invested in warrants or more than 2% of such Fund's net assets will be invested in warrants which are not listed on the American or New York Stock Exchange.

(vii) Purchase the securities of any issuer if, as a result thereof, more than 5% of the value of the total assets of the Smaller Companies Fund would be invested in the securities of companies which, including predecessors, have a record of less than three years' continuous operations.

(viii) Invest 25% or more of the Global Income Fund's total assets in asset-backed securities.

The U.S. government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted for a Fund, it might become necessary for the Fund to invest all or substantially all of its securities in U.S. securities. In such event, the Board of Directors would reevaluate the Fund's investment objective and policies, but would adopt any revised investment objectives and fundamental policies only after approval by the shareholders holding a majority (as defined in the 1940 Act) of the shares of the Fund.

The Funds' ability to borrow money creates special risks not associated with funds that have similar investment objectives and policies but do not have the ability to borrow money or borrow at the same level as the Funds. Borrowings by the Funds may have either a positive or negative effective on their respective levels of investment income. Any investment income or gains earned from amounts borrowed which is in excess of the interest due on and other costs of such borrowings may cause the Funds' investment income to be greater than would otherwise be the case. Conversely, if the investment performance of any amounts borrowed fails to cover the interest due on and other costs of such borrowings, the Funds' investment income will be less than would otherwise be the case.

                                 OTHER POLICIES

The Manager generally evaluates foreign currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, or (in the case of debt securities) if interest rates decline, the dollar value of the security will generally increase. Conversely, if other factors remain constant, a rise in interest rates or a decline in the exchange rate of the currency will adversely affect the value of the security expressed in dollars.

The Funds will not invest in securities denominated in a foreign currency if, at the time of investment, such currency is not considered by the Manager or Subadvisor to be fully exchangeable into U.S. dollars without significant legal restriction. The Funds may purchase securities issued by the government of, or a corporation or financial institution located in, one nation but denominated in the currency of another nation (or in a multinational currency unit).

The Funds retain the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with the Funds' investment objectives, the Manager (or the Subadvisor, in the case of the Smaller Companies Fund) may employ a temporary defensive investment strategy for one or more of the Funds if the Manager or Subadvisor determines such a strategy to be warranted. It is impossible to predict when or for how long the Manager or Subadvisor may employ such defensive strategies. Under a defensive strategy, the Funds may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of their respective assets in high quality money market instruments. For debt obligations other than commercial paper, this includes securities rated, at the time of purchase, at least Aa by Standard & Poor's or AA by Moody's, or if unrated, determined to be of comparable quality by the Manager. For commercial paper, this includes securities rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 by Moody's.

Pending investment of proceeds from new sales of Fund shares or to meet their ordinary daily cash needs, the Funds may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in short-term high quality money market instruments. Money market instruments in which the Funds may invest include, but are not limited to, U.S. or foreign government and agency securities, commercial paper, bank certificates of deposit, and bankers' acceptances.

The Funds' Prospectus and this Statement of Additional Information omit certain information contained in the Funds' Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

        DESCRIPTION OF SECURITIES, INVESTMENT POLICIES AND RISK FACTORS

FOREIGN SECURITIES. All of the Funds (except the Smaller Companies Fund) will invest primarily in securities issued by companies or other issuers whose principal activities are outside the U.S.; such investments involve significant risks not present in U.S. investments. The Smaller Companies Fund invests in the securities of issuers located in the U.S. and/or foreign countries. At any point in time, all or substantially all of the Smaller Companies Fund's assets may be invested in issuers located (1) solely in the U.S., or (2) solely in countries other than the U.S., or (3) in the U.S. and foreign countries. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. In addition, less information is generally publicly available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign companies are not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. companies. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the repatriation of monies or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Further, the economies of particular countries or areas of the world may perform less favorably than the economy of the U.S., and the U.S. dollar value of securities denominated in currencies other than the U.S. dollar may be affected unfavorably by exchange rate movements. Each of these factors could influence the value of a Fund's shares, as well as the value of dividends and interest earned by the Fund and the gains and losses which it realizes. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the U.S.. However, foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign companies (particularly those located in developing countries) are generally less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions and other fees are generally higher than on securities traded in the U.S. and may be non-negotiable. There is less overall governmental supervision and regulation of securities exchanges, securities dealers, and listed companies than in the U.S.

The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation (ii) on page 5.

SPECIAL

EMERGING MARKETS CONSIDERATIONS

As stated in the Prospectus, investing in emerging markets countries presents special risks that do not affect investments in the U.S. or in mature economies of, for Western Europe. This section briefly outlines some of the risk factors that pertain particularly to some of the major developing market regions.

LATIN AMERICA is a region rich in natural resources such as silver, gold, copper, steel, tin, oil and coffee. The regions' large population represents a pool of low cost labor and a large domestic market. During the 1960s and 1970s, Latin America grew at an average Gross Domestic Product ("GDP") of over 5.6%. The 1980s, however, was a decade of economic stagnation due to state protection of inefficient enterprises and spiraling budget deficits that led to chronic inflation and social unrest in several countries. As economic growth slowed dramatically in the 1980s, there were political reforms in most Latin America countries that led to civilian democratic governments. While there is an overall trend toward democratic government in Latin America, some countries, such as Peru, Brazil and Venezuela, are in the midst of reforms. Many of these new democratic governments in Latin America have adopted an agenda of aggressive market oriented economic reform, including the privatization of state owned companies.

Along with trade, fiscal and monetary reforms, international discussions have focused on establishing free trade zones in the region, including the North American Free Trade Agreement between Mexico, the U.S. and Canada. Over the last twenty years debt burdens as a proportion of GDP have been reduced.
Efforts to control inflation have also been implemented. Most Latin American countries have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain Latin American countries.

In 1995 the Latin American markets were recovering from the effects of the devaluation of the Mexican peso at the end of 1994.











In the PACIFIC RIM, it is unknown how the Hong Kong economy will be affected the return of political control to China, although a period of uncertainty is not unlikely, nor is it known how this change will affect other Pacific Rim economies.

AFRICAN political and economic development has been tumultuous. Certain countries, such as South Africa and Zimbabwe, have economic sectors, such as mining and banking, that are sufficiently mature to permit direct investment.
In other countries, such as Kenya and Ghana, investment risks posed by political uncertainty outweigh the potential opportunities presented by the more developed sectors. Similarly, the MIDDLE EASTERN economies remain volatile.

In the former Communist bloc countries of RUSSIA, CENTRAL AND EASTERN EUROPE the political democratization that began in 1989 has led to radical economic reforms. While these reforms released vigorous competitive forces, the roots of market economic behavior are not equally well-established in each country, and continued economic growth in these countries depends in part on their integration into the community of developed nations. Investing in these countries involves the risk that securities may be relatively illiquid and may trade only on regional stock exchanges. In addition, the lack of effective environmental controls in heavy industry in this region led to serious, widespread pollution of the air and of ground and water resources. The legislative framework for liability for this pollution has not been established, and such liability could ultimately have a significant adverse effect on a company's performance. Diverse criminal groups in certain of these countries often succeed in extorting protection money from businesses. Commercial activities are often impossible without bribing government executives, and a company's management may be bribed or otherwise pressured into defrauding their company.

EMERGING MARKETS SOVEREIGN DEBT.   The Latin America Fund may invest in
sovereign debt securities of emerging market governments. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilaterial agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness timely to service its debt.

LOWER QUALITY DEBT SECURITIES.   Under normal market conditions, the Global
Income Fund may invest up to 25% of its total assets in debt securities of below investment grade quality, and the Latin America Fund may invest up to 35% of its total assets in such securities. Such investments involve a high degree of risk. Debt rated BB, B, CCC, CC and C, and debt rated Ba, B, Caa, Ca and C is regarded by Standard & Poor's and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For Standard & Poor's, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody's, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or Standard & Poor's is the lowest quality debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk "junk" bonds.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality debt securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality debt securities. Issuers of lower quality debt securities are often highly leveraged and may not have available to them more traditional methods of financing.

The market for lower rated debt securities may be thinner and less active than that for higher rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities are valued in accordance with procedures established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing high yield debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Global Income Fund and Latin America Fund to value their portfolio securities, and the Funds' ability to dispose of these lower rated debt securities.

Factors having an adverse effect on the market value of lower rated debt securities of their equivalents purchased by the Global Income Fund and Latin America Fund will adversely affect the net asset value of those Funds. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Global Income Fund and Latin America Fund may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by an emerging market government can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse can therefore be significantly diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may no contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

BRADY BONDS. The Latin America Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds recently have been issued by the governments of Costa Rica, Mexico, Uruguay and Venezuela, and are expected to be issued by Argentina, Brazil and the Philippines and other emerging markets countries. Brady Bonds may be rated below investment grade. As of the Date of this Statement of Additional Information, the Manager is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a bench-mark that can be used to compare returns of emerging market Brady Bonds with returns in other markets, e.g. U.S. bond markets.

The Latin America Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discounts bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments, or in the case of floating rate bonds, initially is equal to at least one year of rolling interest payments based on the applicable interest rate at that time, and is adjusted at regular intervals thereafter.

MORTGAGE SECURITIES. The Global Income Fund may invest in mortgage securities which are issued or guaranteed by private institutions or by the U.S. government, its agencies or instrumentalities, collateralized by or representing an interest in mortgages created from pools of mortgages and other asset-backed securities. This Fund may not invest 25% or more of its total assets in asset-backed securities.

The mortgage securities in which the Global Income Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Global Income Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvestments the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of "locking in" long-term interest rates. The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline.

At least 75% of such mortgage-backed securities purchased by the Global Income Fund will be investment grade at time of purchase, or if unrated, determined to be of comparable quality by the Manager. The subsequent downgrade of a debt security to a level below investment grade will not require a sale of that security, but John Govett will consider such an event in determining whether to continue to hold that security.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. If mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to Fund shareholders, will be taxable as ordinary income.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities, can meet their obligations under the policies. Although the market for such non-governmentally issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to the Fund's 5% limit with respect to investment in illiquid securities.


The following paragraphs provide additional detail about various types of mortgage-related securities in which the Global Income Fund may invest.

OPTIONS ON FOREIGN AND U.S. CURRENCIES AND SECURITIES. In an effort to reduce the fluctuations in their respective net asset value ("NAV"), the Funds may write covered put and call options and purchase put and call options on U.S. and foreign currencies and securities that are traded on U.S. and foreign securities exchanges and over-the-counter. Call options written by the Funds give the holder the right to buy the underlying currency or security from the Funds at a stated exercise price upon exercising the option at any time prior to its expiration. A call option written by the Funds is "covered" if the Funds own or have an absolute right (such as by conversion) to the underlying currency or security covered by the call. A call option is also covered if the Funds hold a call on the same currency or security and in the same principal amount as the call written and the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Funds in cash, U.S. government securities or other liquid high grade debt obligations in a segregated account with its Custodian. Put options written by the Funds give the holder the right to sell the underlying currency or security to the Funds at a stated exercise price. A put option written by the Funds is "covered" if the Fund maintains cash or liquid high grade debt obligations with a value equal to the exercise price in a segregated account with its Custodian, or else holds a put on the same currency or security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. Premiums for currency options held by any Fund may not exceed 5% of its total assets.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing authority or otherwise economically nullified. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, a holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Funds may enter into closing transactions to terminate an options position. The Funds will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Funds will realize a loss from closing a transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

The Funds may write options in connection with buy-and-write transactions, that is, the Funds may purchase a currency or security and then write a call option against that currency or security. The exercise price of the call will depend upon the expected price movement of the underlying currency or security. The exercise price of a call option may be below ("in-the-money") or equal to ("at-the-money") or above ("out-of-the-money") the current price of the underlying currency or security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected by the Manager or Subadvisor that the price of the underlying currency or security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected by the Manager or Subadvisor that the price of the underlying currency or security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when the Manager or Subadvisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying currency or security up to the exercise price will be greater than the appreciation in the price of the underlying currency or security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price for the currency or security and the exercise price. If the options are not exercised and the price of the underlying currency or security declines, the amount of such decline will be mitigated by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying currency or security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying currency or security declines or otherwise is below the exercise price, the Fund may elect to close the position or wait for the option to be exercised and take delivery of the currency or security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the currency or security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Funds in the same market environments that call options are used in equivalent buy-and-write transactions.

In addition to the matters discussed in the Prospectus, shareholders should be aware that when trading options on foreign exchanges or in the over-the-counter market, many of the protections afforded to U.S. option exchange participants will not be available. For example, there are no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. The ability of any Fund to engage in options transactions is subject to the following limitations: (a) not more than 5% of the net assets of the Fund may be invested in options purchased by the Fund; (b) the obligations of the Fund under put options written by the Fund may not exceed 5% of the net assets of the Fund; and (c) the obligations of the Fund under call options written by the Fund may not exceed 5% of the net assets of the Fund.

The staff of the Securities and Exchange Commission (SEC) has taken the position that purchased over-the-counter ("OTC") options and the assets used as "cover" for written OTC options are illiquid securities. However, the Funds may treat the securities they use as cover for written OTC options as liquid provided the Funds follow a specified procedure. The Funds may sell OTC options only to qualified dealers who agree that the Funds may repurchase any OTC options written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Since investments in companies whose principal business activities are located outside of the U.S. will frequently involve currencies of foreign countries, and since assets of a Fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the Funds' assets as measured in U.S. dollars generally will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a forward foreign currency contract or forward contract). Foreign currency futures contracts and options on foreign currencies may also be used. The Funds will convert currency on a spot basis from time to time, and shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

A forward currency exchange contract ("Forward Contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will cover a Forward Contract that it has sold by establishing and maintaining with its Custodian a segregated account, consisting of cash, cash equivalents or liquid, short-term high quality debt securities from its portfolio.

The Funds may enter into Forward Contracts in order to fix a definite U.S. dollar price for securities denominated in foreign currencies, in connection with a purchase or sale of those securities. For example, if a Fund placed a purchase order for securities denominated in Japanese Yen, it would be required to pay for the securities with Yen on the date the transaction settles. If the Fund has U.S. dollar-denominated cash or securities on hand, it can enter into a Forward Contract to exchange its dollars for Yen, with the exchange taking place on the settlement date of the security purchase order, so that the Fund would have sufficient Yen to pay for the securities it has purchased. This type of currency strategy is often referred to as a "transaction hedge."

The Funds may also enter into Forward Contracts to hedge securities in their portfolios that are denominated in foreign currency against losses caused by a decline in foreign currency values. For example, if a Fund owns securities denominated in French Francs, and the Manager or Subadvisor anticipates a decline in the Franc's value relative to the U.S. dollar, the Fund can enter into a contract to exchange Francs for dollars in order to lock in the current exchange rate for the term of the contract. By locking in an exchange rate, the Fund would seek to protect itself against a decline in the Franc's value relative to the U.S. dollar, but would also give up the opportunity to profit from an increase in its value. This type of transaction is often termed "position hedging." Of course, a position hedge does not protect against price changes caused by other factors such as a change in an issuer's prospects--it only hedges against losses caused by currency movements relative to the U.S. dollar.

At the maturity of a Forward Contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obliging it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of the Forward Contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchases) if the market value of the security is less than the amount of foreign currency the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Funds are obliged to deliver.

If the Funds retain the portfolio security and engage in an offsetting transaction, they will incur a gain or a loss to the extent that there has been a movement in Forward Contract prices. If the Funds engage in an offsetting transaction, they may subsequently enter into a new Forward Contract to sell the foreign currency. Should forward prices decline during the period between the date the Funds enter into a Forward Contract for the sale of the foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the Funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Such gain may be offset by a corresponding change in the value of the underlying securities if they are retained by the Funds and if an offset is effected. Should forward prices increase, the Funds will suffer a loss to the extent that the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. Although there are no limits on the number of Forward Contracts which a Fund may enter into, no Fund may position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of foreign currency) of the securities held in its portfolio, denominated or quoted in, or currently convertible into, such currency.

FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Funds may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage backed securities and three month U.S. Treasury bills. The Funds may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

The Funds will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate and currency Futures exchanges in the U.S. are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are also exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate, currency exchange rate and stock price fluctuations, the Funds may be able to hedge their exposure more effectively and at a lower cost through using Futures Contracts. A Fund will not enter into Futures Contracts if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.

An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck; no physical delivery of the stocks comprising the index is made. Most stock index futures and options are based on broad-based stock indexes reflecting the prices of a broad variety of common stocks, such as the Nikkei Keizai Shimbun (the Nikkei Dow). Some index options are based on narrow industry averages or market segments. A foreign currency Futures Contract provides for the purchase or sale for future delivery of a currency. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments and currencies, or the delivery of cash, they are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument, currency or stock index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Funds, whose business activity involves investment or other commitment in securities or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, the underlying stock index, or currency exchange rates. A Fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund with a securities dealer in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the securities dealer will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the securities dealer will pay the excess to the Fund. In computing daily net asset values, a Fund will mark-to-market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract with an amount of cash, U.S. government securities or other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Except for transactions the Funds have identified as hedging transactions, the Funds are required for federal income tax purposes to recognize as income for each taxable year their net unrealized gains and losses on Futures Contracts as of the end of the year as well as those actually realized during the year. Except for transactions in Futures Contracts which are classified as a part of a "mixed straddle," any gain or loss recognized with respect to a Futures Contract is considered to be 60% long term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction classified as a "mixed straddle" the recognition of losses may be deferred to a later taxable year. Sales of Futures Contracts which are intended to hedge against a change in the value of securities or currencies held by the Funds may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

In order for each Fund to continue to qualify for federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. In addition, gains realized on the sale or other disposition of securities or currencies held for less than three months must be limited to less than 30% of the Fund's annual gross income. It is anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities or currencies held less than three months, the Fund may be required to defer the closing out of Futures Contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on Futures Contracts, which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.

The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund's other investments and shareholders will be advised of the nature of payments.

REGULATORY ASPECTS OF HEDGING. The Funds are not commodity pools. Each Fund's transactions in futures and options thereon will constitute bona fide hedging or other permissible transactions under regulations promulgated by the CFTC. In addition, no Fund may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures and options thereon would exceed 5% of the fair market value of the Fund's assets, with certain exclusions as defined in the applicable CFTC rules.

SPECIAL RISKS OF HEDGING. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transactions costs to which the Funds would not be subject absent the use of these strategies. If the Manager's or Subadvisor's prediction of movements in the direction of interest rates, securities prices, or currency markets are inaccurate, the adverse consequences to the Funds may leave the Funds in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Manager's or Subadvisor's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. The Funds' ability to enter into futures contracts and options thereon is limited by the requirements of the Code for qualification as a regulated investment company.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by a Fund in connection with other securities or separately, and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, each Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by a Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Funds and may be changed by the Company's Board of Directors without shareholder approval.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed upon price on an agreed upon date within a specified number of days (usually not more than seven) from the date of purchase. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. Repurchase agreements are considered to be loans by the Funds for purposes of the 1940 Act. In the event of the seller's default, the Funds could suffer a loss if the fair market value of the security "purchased" is less than the amount paid for the security. The Manager or Subadvisor will consider the creditworthiness of sellers before causing a Fund to enter into repurchase agreements with them, and will review such creditworthiness periodically. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering either the securities or the cash lent. To the extent that, in the meantime, the value of the securities purchased had decreased, the Fund could experience a loss. In all cases, the Manager must find the creditworthiness of the other party to the transaction satisfactory.

The purpose of engaging in repurchase agreements is to earn a return on uninvested cash. The Funds may engage in a repurchase agreement with respect to any security in which they are authorized to invest. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is currently the policy of the Funds to enter into repurchase agreements only with those member banks of the Federal Reserve System and primary dealers in U.S. government securities whose creditworthiness has been reviewed and found satisfactory by the Manager or Subadvisor, pursuant to policies established by the Company's Board of Directors.

The Funds may in the future wish to invest in foreign repurchase agreements. Currently, markets for foreign repurchase agreements are in the developing stage in various countries and it can be expected that new markets will continue to be developed in the future. The Funds do not have any current intention of engaging in foreign repurchase agreements, and will not do so until general guidelines and criteria have been approved by the Company's Board of Directors.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund temporarily transfers possession of a security to another party, such as a bank, in return for cash. At all times that a reverse repurchase agreement is outstanding, the Fund will maintain cash and liquid high grade debt securities in a segregated account at its custodian bank with a value at least equal to its obligation under the agreement. Reverse repurchase agreements are considered to be borrowings for purposes of investment limitation 1. on page 4, and therefore are subject to the overall percentage limitations on borrowings and the restrictions on the purposes of borrowings contained in that limitation. As of the date of this Statement of Additional Information, the Funds do not invest in reverse repurchase agreements, and will not do so until the Board of Directors has approved guidelines for such investments.

PORTFOLIO TURNOVER. The Company's Board of Directors periodically reviews the Manager's and the Subadvisor's performance of their respective responsibilities in connection with the placement of portfolio transactions on behalf of the Funds, and reviews the commissions paid by the Funds to determine whether such commissions are reasonable in relation to what the directors believe are the benefits to the Funds. See "Allocation of Portfolio Transactions" in the Prospectus for information on the Funds' portfolio turnover rates.

MONEY MARKET INSTRUMENTS. As noted in the Funds' Prospectus, the Funds may, from time to time, invest excess cash in the following "money market" securities:

U.S. Government Securities. The Funds may invest in the various types of short-
--------------------------
term marketable securities issued by or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.

U.S. Government Agency Securities. The Funds may invest in short-term U.S.
---------------------------------
government agency securities which are debt securities issued by government-sponsored enterprises and federal agencies. Examples are the Federal National Mortgage Association and the Federal Intermediate Credit Bank. Such securities are not direct obligations of the Treasury but involve U.S. government sponsorship or guarantees by U.S. government agencies or enterprises. Such securities are subject to fluctuations in market value due to fluctuations in market interest rates. Certain types of these securities are subject to fluctuations in yield due to early prepayments on mortgages underlying such securities. The Funds may invest in all types of U.S. government agency securities currently outstanding or to be issued in the future.

Bank Obligations. These obligations include, but are not limited to, negotiable
----------------
certificates of deposit, bankers' acceptances and fixed time deposits. The Funds will limit their investment in U.S. bank obligations to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Funds will limit their investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the U.S.; and (iv) in the opinion of the Manager or Subadvisor are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Funds.

Fixed time deposits are obligations of U.S. banks, of foreign branches of U.S. banks, or of foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Funds' right to transfer a beneficial interest in the deposit to a third party. It is the policy of each Fund not to invest in
(i) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (ii) repurchase agreements with more than seven days to maturity; or
(iii) other illiquid securities, if in the aggregate more than 5% of the value of its net assets would be so invested.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper,
-------------------------------------
which refers to short-term, unsecured promissory notes issued by U.S. and foreign corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

The Funds may also invest in non-convertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

The Funds' commercial paper investments at the time of purchase will be rated at least A-2 by Standard & Poor's or Prime-2 by Moody's, or if unrated, will be of comparable quality as determined by the Manager or Subadvisor. The Funds' short-term investments in corporate bonds and debentures (which must have maturities at the date of purchase of one year or less) must be rated at the time of settlement at least AA by Standard & Poor's or Aa by Moody's. See Appendix A to the Prospectus for information about Moody's and Standard & Poor's ratings.

                             DIRECTORS AND OFFICERS

The Company's Board of Directors has the responsibility for the overall management of the Funds, including general supervision and review of their investment activities. The Board of Directors, in turn, appoints the officers who are responsible for administering the day-to-day operations of the Funds. Listed below are the directors and officers of the Funds, and their affiliations and principal occupations for the past five years. Directors who may be "interested persons" of the Funds, as defined in the 1940 Act, are designated by an asterisk(*).

DIRECTORS

ELLIOTT L. ATAMIAN (24 Country Drive, Weston, MA 02193) is a private investor, and has served on the Board of Directors of Rogers Foam Corp. since 1989 and Brookline Savings Bank since 1978. He was a Professor of Finance at Northeastern University from 1972 to 1991 and served on the Board of Directors of certain mutual funds managed by John Hancock Advisors, Inc. from 1972 to 1991. He is 77.

SIR VICTOR GARLAND (15 Wilton Place, Knightsbridge, London, SW1X 8RL) has been a private investor since 1984, and currently serves as a director of a number of U.K. public companies. He is 61.

PATRICK CUNNEEN (c/o Allied Irish Bank IM, AIB Investment House, Percy Place, Dublin, Ireland 4) graduated from University College, Dublin with a Bachelor of Commerce degree in 1967. He joined Allied Irish Bank Investment Managers Limited ("AIBIM") as Managing Director in 1991 and currently holds the office of Vice Chairman of AIB Asset Management Holdings (UK). AIBIM is a subsidiary of Allied Irish Banks p.l.c., the majority owner of John Govett. Prior to joining AIBIM, Mr. Cunneen was Managing Director of New Ireland Assurance Company Limited, where he had been since 1972. He has been a member of the Society of Investment Analyst since 1974, and is a former Chairman of the Irish Association of Investment Managers. He is 51.

JAMES M. OATES (c/o The Wydown Group, 60 State Street, Suite 950, Boston, MA 02109) is currently Managing Director of The Wydown Group. From 1984 to 1994 he was President and Chief Executive Officer of Neworld Bancorp, Inc. From 1983 to 1984 Mr. Oates was President and Chief Operating Officer of Burgess & Leith, a financial services company. From 1977 to 1983, he was President and Chief Operating Officer of Metro Bancholding Corporation. Mr. Oates currently serves on the Board of Directors of Massachusetts Banks Association, Savings Bank Life Insurance Company, Phoenix Mutual Funds, Savings Bank Life Insurance Guarantee
Fund, and Investors Bank & Trust Company.   He is 49.

FRANK R. TERZOLO (C.R.T. Strategies, 3420 East Shea Boulevard, Suite 200, Phoenix, AZ 85028) is presently President and Chief Executive Office of C.R.T. Strategies, a company that designs and implements charitable remainder trusts. From 1989 to 1996 he was President and Chief Executive Officer of Ameritrust Network, Inc., which also designed and implemented charitable remainder trusts. From 1988 to 1989, he was President and Chief Executive Officer of American Equities, and from 1984 to 1988 he was President and Chief Operating Officer for Equitec Securities Company, a financial services company. He is 63.

OFFICERS



BRIAN M. LEE, (c/o John Govett & Co. Limited, Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England) President of the Company, graduated from the University of Wales in 1980 and qualified as a Chartered Accountant with Deloitte Haskins & Sells in 1982. He joined John Govett in 1987 and was appointed Finance Director in 1991. From November 1993 until January 1995, he was on secondment in the U.S. to as Chief Financial Officer of an insurance company affiliate of John Govett. Currently, as Managing Director, Operations, he is responsible for the financial control, compliance and administrative functions. He is 38.

COLIN KREIDEWOLF, (c/o John Govett & Co. Limited, Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England) Vice President and Treasurer of the Company, joined John Govett & Co. Limited in 1981. He become a member of The Institute of Chartered Secretaries and Administrators in England and Wales in 1986. Based in London, he is responsible for management of U.S operations. He is 36.

ALICE L. SCHULMAN, (c/o John Govett & Co. Limited, 250 Montgomery Street, Suite 1200, San Francisco, CA 94104) is Vice President and Secretary of the Company, and Vice President/Administration of John Govett & Co. Limited. From 1993 until she joined Berkeley Capital Management in 1994, Ms. Schulman was the Compliance Officer at BZW Barclays Global Investment Advisors, and from 1989 to 1993, she was a compliance manager for The Benham Group. Prior to 1989, she served in various compliance management and administration functions at McKesson Corporation and Kaiser Aluminum Corporation. She is 46.

ANDREW BARNETT, (c/o John Govett & Co. Limited, Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England)Vice President of the Company, joined John Govett in 1987. Mr. Barnett graduated from Manchester University in 1970 with a BA (Hons) in History, Economics and Politics. In 1974 he became a member of the Institute of Chartered Accountants in England and Wales. Mr. Barnett was appointed Operations Director in 1991. He is 48.

PETER J. MOFFATT, (c/o John Govett & Co. Limited, Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England)Vice President of the Company, is Director and Secretary of John Govett. He served previously at the Bank of England, where he was involved in banking and financial market supervision, and later as Compliance Officer for the London investment business of Paine Webber and JP Morgan before joining John Govett in 1990. He is 50.

As indicated above, a director and officer may hold other positions with the Manger and its affiliates. The President of the Company is a resident of the United Kingdom and has appointed the Company, located at 250 Montgomery Street, Suite 1200, San Francisco, as his agent for notice.

Directors not affiliated with the Manager are paid fees of $20,000 per year, plus a fee of $1,000 per Board meeting, with the independent Board member who serves on the Pricing Committee to receive a retainer of $1,000. Each member of the Committee on Administration, which is comprised of all of the independent directors, is compensated in the amount of $1,000 for each meeting, except when its meetings are held in conjunction with regular or special Board meetings or for short telephonic meetings. Directors not affiliated with the Manager are reimbursed for expenses incurred in connection with attending Board of directors meetings.

These fees are paid pro rata by each Fund based on their relative net assets. No officer or director receives any other compensation directly from the Funds.
As of the date of this Statement of Additional Information, the directors and officers, as a group, owned of record and beneficially less than 1% of the total outstanding shares of each Fund. The officers and directors of the Company who are not U.S. residents have appointed the Company, 250 Montgomery Street, Suite 1200, San Francisco, California 94104, as their agent for notice. At January 31, 1997 affiliates of the Funds held less than 1% of the total outstanding shares of each Fund.

The holders of a majority of the outstanding shares of the Company can elect all of the Company's directors and can remove one or more of the directors. The holders of a majority of the outstanding shares of a Fund can change the Fund's investment objective and fundamental investment policies and restrictions, and can approve, disapprove, or amend the Management Contract and Distribution Agreement, with respect to that Fund. The holders of a majority of the outstanding shares of any class of a Fund can approve, disapprove, or amend the Distribution Plan for such class. Shareholders holding at least 10% of the Company's outstanding shares may call a meeting of shareholders. Large redemptions by one or more shareholders in a Fund could give rise to significant transaction costs which will be borne by the remaining shareholders in the Fund, and could otherwise adversely affect the performance of the Fund.

The following table summarizes the above information relating to the directors and officers of the Company, and the total compensation paid to them by the Funds during 1996. The Govett Funds have not established any pension, retirement or deferred compensation plans for directors or officers. No officers of the Company received any compensation from any Fund or the Fund Complex during 1996.

------------------------------------------------------------------------------------------------------------------------------------

                         Aggregate        Aggregate       Aggregate       Aggregate       Aggregate       Aggregate         Total
                       Compensation     Compensation    Compensation    Compensation    Compensation    Compensation    Compensation
                            from            from            from            from            from            from            From
                       International      Emerging         Smaller         Pacific          Latin          Global          Funds*
                           Equity          Markets        Companies       Strategy         America         Income
Name, Age, Position        Fund            Fund            Fund            Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------

Elliott L. Atamian        $3,929.63       $4,533.84       $8,215.04       $3,687.40       $3,708.08       $3,926.01       $28,000.00

Age 77
Director
------------------------------------------------------------------------------------------------------------------------------------

Patrick K. Cunneen              N/A             N/A             N/A             N/A             N/A             N/A             N/A
Age 51
Chairman and  Director
------------------------------------------------------------------------------------------------------------------------------------

Sir Victor Garland        $3,792.44       $4,372.46       $7,906.45       $3,559.94       $3,579.77       $3,788.94       $27,000.00

Age 61
Director
------------------------------------------------------------------------------------------------------------------------------------

James M. Oates            $3,792.44       $4,372.46       $7,906.45       $3,559.94       $3,579.77       $3,788.94       $27,000.00

Age 49
Director
------------------------------------------------------------------------------------------------------------------------------------

Frank R. Terzolo          $3,792.44       $4,372.46       $7,906.45       $3,559.94       $3,579.77       $3,788.94       $27,000.00

Age 63
Director
------------------------------------------------------------------------------------------------------------------------------------


* based on fiscal year ending December 31, 1996

                            MANAGEMENT OF THE FUNDS

Manager
-------

John Govett & Co. Limited is the investment manager of the Funds. The initial Investment Management Contract with respect to the International Equity Fund, the Emerging Markets Fund and the Global Income Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of the Funds or the Manager) on November 25, 1991 and by the initial shareholder of those Funds on November 26, 1991. The initial Investment Management Contract with respect to the Smaller Companies Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of that Fund or the Manager) on November 6, 1992 and by the initial shareholder of the Smaller Companies Fund on December 28, 1992. The initial Investment Management Contract with respect to the Pacific Strategy Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of the Funds or the Manager) on November 5, 1993, and by the initial shareholder of that Fund on December 15, 1993. The initial Investment Management Contract with respect to the Latin America Fund was approved by the Company's Board of Directors (including a majority of the Directors who are not "interested persons" of the Funds or the Manager) on March 4, 1994, and by the initial shareholder of that Fund on March 4, 1994.

In connection with the sale on December 29, 1995 of John Govett to an affiliate of Allied Irish Banks p.l.c., a new investment management agreement was approved by the Board of Directors on December 11, 1995, and by the shareholders of the Funds on February 23, 1996. The terms and conditions of the new Investment Management Contract are identical in all respects to the Investment Management Contract in effect prior to the sale, except for the effective and termination dates.

The Company employs the Manager to furnish investment advisory and administrative services to the Funds. Under the Investment Management Contract, the Manager acts as investment advisor and, subject to the supervision of the Board of Directors, directs the investments of the Funds in accordance with their respective investment objectives, policies and limitations. The Manager also provides the Funds with all necessary office facilities and personnel for providing investment advice to the Funds and is responsible for the salaries and fees of all officers and directors of the Funds who are "interested persons" of the Funds or of John Govett, and of all personnel of the Funds or John

Govett performing services relating to research, statistical, and investment activities. In addition, the Manager, subject to the supervision of the Board of Directors and in connection with the Fund Administrator, oversees the day-to-day operations of the Funds. These services include supervising relations with custodians, transfer and pricing agents, accountants, securities dealers and other persons dealing with the Funds and maintaining certain of the Funds' records. John Govett organizes its investment management functions on the basis of teams of specialists who focus on specific geographic or industrial market sectors. Each specialist team is headed by a Director of John Govett, who is an experienced senior investment professional.






Shareholder Services Agent
--------------------------

FPS Services, Inc. ("FPS" or the "Shareholder Services Agent") provides the Company and each Fund with certain services, including the following: (1) preparation and maintenance of accounts and records for each Fund and performance of certain related functions; and (2) provision of transfer agency services to each Fund. These services are provided at cost plus a profit. The Shareholder Services Agent is an affiliate of the Distributor.

Fund Administrator and Accountant
---------------------------------

Chase Global Services, Inc., 73 Tremont Street, Boston, MA 02108 (the "Fund Administrator and Accountant") provides the Company with certain administration and accounting services.

Custodians
----------

The Chase Manhattan Bank, 4 MetroTech Center, Brooklyn, NY 11245 (the "Custodian") is the Funds' global custodian. Hong Kong and Shanghai Banking Corporation, Taipei, Taiwan, provides custody for the Funds' assets held in Taiwan.

The Custodian and the Fund Administrator and Accountant do not participate in decisions relating to the purchase and sale of portfolio securities. These entities provide services in connection with the sale, exchange, substitution, transfer and other dealings with the Funds' investments, receive and disburse all funds and perform various other duties upon receipt of proper instructions from the Funds. The Custodian also acts as custodian for certain cash and securities of the Funds maintained outside of the U.S. in certain countries through certain foreign subcustodians pursuant to the requirements of a Securities and Exchange Commission rule. The Custodian charges custody fees which are believed to be competitive within the industry.

INDEPENDENT ACCOUNTANT

Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, (617) 439-4390, acts as the Funds' independent accountants.

FUND COUNSEL

Goodwin, Procter & Hoar, One Exchange Place, Boston, MA 02109-2881, serves as Fund counsel. The validity of the shares of the Funds offered pursuant to this Prospectus and Statement of Additional Information will be passed upon by Goodwin, Procter & Hoar.

Principal Shareholders and Control Persons
------------------------------------------

The following persons are known by the Company to own of record or beneficially 5% or more of the Class A securities of the indicated Funds as of December 31, 1997:

-----------------------------------------------------------------------------------------------------------------------
Name and Address                                 Fund                                  Percentage of Outstanding Shares
of Shareholder                                                                         as of January 31,1997
-----------------------------------------------------------------------------------------------------------------------
USNB of Oregon Cust.                             International Equity Fund             12.4%
FBO M.J. Murdock Charitable Trust
Attn: Mutual Funds
P. O. Box 3168
Portland, OR 97208-3168
-----------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
      Govett Emerging Markets
Fund      8.35% International                    Emerging Markets Fund                 5.0%
Equity Fund            10.23%
Charles Schwab & Co., Inc.
Special Custody Account for the
Exclusive Benefit of Cusottomers
Attention:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                       Latin America Fund                    18.17%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
     Govett Latin American
Fund        8.68%
St. Elizabeth Hospital                           Global Income Fund                    5.3%
1501 Hartford
P. O. Box 7501
Lafayette, IN 47904-2126
------------------------------------------------------------------------------------------------

Expenses; Investment Management and Subadvisory Arrangements
------------------------------------------------------------

In addition to the investment management fee payable to the Manager (described below) and the compensation payable to the Shareholder Services Agent, the Funds pay all of their own expenses, including, without limitation, the costs and expenses attributable to the preparation, typesetting, printing and mailing of their proxy materials to existing shareholders, their legal expenses, and the fees of their custodians, auditor and non-interested directors. The Funds' Investment Management Contract with the Manager also provides that the Funds will pay for the typesetting, printing and mailing of Prospectuses, Statements of Additional Information and reports to existing shareholders. Other expenses paid by the Funds include interest, taxes, brokerage commissions, and other portfolio transactions fees and charges, the Funds' proportionate share of insurance premiums and dues, and the costs of registering shares under federal and state securities laws. The Funds are also responsible for such nonrecurring expenses as may arise, including costs of litigation to which the Funds are party and any obligations they may have to indemnify their officers and directors with respect to such litigation.

Pursuant to the Investment Management Contract, each Fund is obligated to pay the Manager a monthly fee computed at the close of business on the last business day of each month equal to a monthly rate of approximately .08%, or 1% per year (.06% monthly or .75% per year for the Global Income Fund), of the average daily net assets of the Fund. Given the added complexities involved in managing international and smaller company investments, this fee is higher than that paid by most other investment companies. The Investment Management Contract also specifies that the management fee will be reduced to the extent necessary to comply with the most stringent expense limits prescribed by any state in which the Funds' shares are offered for sale. The most stringent current state restriction limits each Fund's allowable operating expenses (excluding interest, taxes, a portion of the Fund's Rule 12b-1 distribution fees, a portion of the Fund's custodian expenses attributable to investments in foreign securities, brokerage commissions and extraordinary expenses such as litigation costs) in any fiscal year to 2.5% of the first $30 million of the average daily net assets of the Fund, 2.0% of the next $70 million of the average daily net assets of the Fund, and 1.5% of the average daily net assets of the Fund in excess of $100 million.

During the fiscal years ending December 31, 1993, 1994, 1995, and 1996 the Manager was entitled to receive management fees as follows:

-----------------------------------------------------------------------
FUND                        1993       1994         1995        1996
-----------------------------------------------------------------------

-----------------------------------------------------------------------
International Equity      $297,543    $365,679   $  302,657     238,566
-----------------------------------------------------------------------
Emerging Markets          $367,125    $837,173   $  745,285     652,671
-----------------------------------------------------------------------
Smaller Companies         $159,139    $417,857   $3,173,782   3,144,746
-----------------------------------------------------------------------
Pacific Strategy               n/a    $208,445   $  118,565      62,037
-----------------------------------------------------------------------
Latin America                  n/a    $ 73,186   $   47,489      56,499
-----------------------------------------------------------------------
Global Income             $630,526    $546,289   $  338,596     180,905
-----------------------------------------------------------------------

Of these fees, the Manager waived the following amounts:

--------------------------------------------------------------------
FUND                        1993       1994       1995       1996
--------------------------------------------------------------------
International Equity       $44,847   $ 86,528   $ 76,145     174,141
--------------------------------------------------------------------
Emerging Markets           $ 6,939   $121,674   $207,496     137,788
--------------------------------------------------------------------
Smaller Companies          $77,394   $190,035   $559,632   1,022,796
--------------------------------------------------------------------
Pacific Strategy               n/a   $ 32,472   $133,040     316,924
--------------------------------------------------------------------
Latin America                  n/a   $ 61,909   $150,934     262,753
--------------------------------------------------------------------
Global Income                  -0-   $148,986   $ 80,573     218,527
--------------------------------------------------------------------

The Investment Management Contract remains in effect as to a Fund until the second anniversary of its effective date with respect to such Fund. Thereafter, it continues in effect for successive annual periods, provided such continuance is specifically approved at least annually by a vote of the Company's Board of Directors or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority of the Company's directors who are not parties to the agreement or interested persons of any such party (other than as directors of the Company), cast in person at a meeting called for that purpose. The Investment Management Contract may be terminated without penalty at any time by one or more of the Funds or by the Manager on sixty days written notice without penalty, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.



As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Investment Management Agreement in effect prior to the sale of John Govett to AIB terminated automatically when the sale closed, as the sale constituted an "assignment" under the 1940 Act. John Govett agreed that it would not be paid any advisory fees in connection with its investment advisory services to the Funds during the interim period between the closing of the sale on December 29, 1995 and shareholder approval of the agreements on February 23, 1996. John Govett and it's parent company, also agreed with the Company that each will be responsible to the Company for any failure during the interim period to provide services or to honor all of the terms and conditions of the current agreement.

An Investment Subadvisory Agreement between John Govett and Berkeley Capital Management with respect to investment advice provided to the Smaller Companies Fund terminated on March 9, 1997, pursuant to a vote of the Board of Directors. John Govett assumed full day-to-day responsibility for the management of this Fund effective January 9, 1997. The Fund did not compensate Berkeley Capital Management directly for services rendered to the Fund.

Under arrangements with Van Kampen American Capital, the prior Distributor, the Manager, the distributor, and certain of the distributor's affiliates shared management fees, distribution and service fees, excess Fund expenses, and sales charges related to the sale of Fund shares.





                              BROKERAGE ALLOCATION

Under the Funds' Investment Management Contract, the selection of securities dealers to execute transactions in the portfolios of the Funds is made by the Manager in accordance with criteria set forth in the Prospectus, the Investment Management Contract, and policies adopted by the Funds' Board of Directors. The following procedures followed by the Manager for the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund.

The Manager places portfolio transactions for the Funds with those securities broker-dealers which the Manager believes will provide best value in transaction and research services for the Funds, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

In valuing brokerage services, the Manager makes a judgment as to which securities broker-dealers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a securities broker-dealer, but specific expertise and effort of a securities broker-dealer in overcoming the anticipated difficulties and fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

In valuing research services, the Manager makes a judgment as to the usefulness of research and other information provided by a securities broker-dealer to the Manager in managing the Funds' investment portfolios. In some cases, the information, e.g., data for recommendations concerning particular securities, relates to the specific transaction placed with the securities broker-dealer, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Manager in advising the Funds. The Funds may pay to those securities broker-dealers which provide brokerage and research services to the Manager a higher commission than that charged by other securities broker-dealers if the Manager determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Manager to the Funds and to any other accounts over which the Manager exercises investment discretion.

The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Manager on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the Company's Board of Directors.

The Manager is the principal source of information and advice to the Funds, and is responsible for making and initiating the execution of investment decisions for the Funds. However, the Manager believes that it is important for the Manager, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities broker-dealers have customarily furnished in connection with brokerage transactions, and that in compensating securities broker-dealers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. The extent, if any, to which the obtaining of such information may reduce the expenses of the Manager in providing management services to a Fund is not readily determinable. In addition, other clients of the Manager, including other Funds, might also benefit from the information obtained for a particular Fund, in the same manner that Fund might also benefit from information obtained by the Manager in performing services to others, including one or more of the other Funds.

The Manager will ordinarily place orders for the purchase and sale of over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from securities broker-dealers will include a spread between the bid and asked prices. Subject to the requirement of best execution, the sale of Fund shares may also be considered as a factor in the selection of securities broker-dealers to execute the Funds' portfolio transactions.

Investment decisions for each Fund are made independently from those of other of the Manager's client accounts or other funds managed or advised by the Manager, including the other Funds. Nevertheless, it is possible that at times identical securities will be acceptable for both one or more Funds and one or more of such client accounts or other funds. In such event, the position of the Fund and such other client accounts or other funds in the same issuer may vary. The length of time that each may choose to hold its investment in the same issuer may also vary. However, to the extent any of these client accounts or other funds seeks to acquire the same security as a Fund at the same general time, the Fund may not be able to acquire as large a part of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same general time. The Manager seeks to provide fair and equitable treatment for each Fund in the selection of investments and allocation of investment opportunities between the Fund and the Manager's other investment management clients, including the other Funds.

Total brokerage commissions paid by the Funds during 1993, 1994, 1995 and 1996 were:

---------------------------------------------------------------------------
FUND                        1993         1994         1995          1996
---------------------------------------------------------------------------
International Equity       $436,772   $  518,373    $  203,906   $  161,651
---------------------------------------------------------------------------

Emerging Markets           $722,702   $1,145,847    $  763,407   $  939,277
---------------------------------------------------------------------------
Smaller Companies          $ 69,494   $  383,985    $1,098,810   $1,166,106
---------------------------------------------------------------------------
Pacific Strategy                n/a   $  541,681    $  202,580   $  214,836
---------------------------------------------------------------------------
Latin America                   n/a   $  139,205    $   53,126   $   77,244
---------------------------------------------------------------------------
Global Income              $ 26,486   $      429           n/a          n/a
---------------------------------------------------------------------------

                            DESCRIPTION OF THE FUNDS

Each Fund is a series of The Govett Funds, Inc. (the "Company"). The Company was organized as a Maryland corporation on November 13, 1990. It is classified as an open-end management investment company.

The Company's Articles of Incorporation permit the Directors to create an unlimited number of series (funds). There are currently six funds which comprise the Company. They are: Govett International Equity Fund, Govett Emerging Markets Fund, Govett Smaller Companies Fund, Govett Pacific Strategy Fund, Govett Latin America Fund, and Govett Global Income Fund.

The International Equity Fund, Emerging Markets Fund, Smaller Companies Fund and Pacific Strategy Fund are diversified series of the Company. A diversified series of shares of an investment company is required under the 1940 Act to follow certain guidelines in managing its investments which may help to reduce risk. These guidelines, which apply only to the four aforementioned Funds, prohibit each Fund from:

 .    acquiring more than 10% (when considered together with the securities held by the other Funds) of the outstanding voting securities of any one issuer; and

 .    investing, with respect to 75% of its total assets, more than 5% of its total assets in securities of any one issuer (other than U.S. government and agency obligations).

Each Fund has designated three classes of shares. Class A shares are sold with an initial sales charge; Class B shares and Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") upon certain redemptions. AT PRESENT, CLASS B AND CLASS C SHARES ARE NOT AVAILABLE FOR PURCHASE BY THE GENERAL PUBLIC. See "Additional Purchase, Exchange and Redemption Information - Alternative Sales Arrangements" below.

VOTING RIGHTS. The total authorized capital stock of the Company consists of three billion shares. Currently, the Company issues six series of shares, each of which corresponds to one of the Funds. Each Fund has authorized 250 million shares for issuance. The shares have no preemptive or conversion rights; the voting and dividend rights, and the right of exchange or redemption with respect to each class of shares of the Funds are described in the Funds' Prospectus. Upon issuance and payment as described in the Prospectus, shares of each Fund will be fully paid and nonassessable. Shareholders holding 10% or more of the outstanding shares of the Funds may, as set forth in the Articles of Incorporation, call meetings for any purpose, including the purpose of voting on removal of one or more of the Company's Directors. Separate votes are taken by a Fund when a matter affects only that Fund. The Funds normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. The Funds would be required to hold a shareholders' meeting in the event that, at any time, less than a majority of the directors holding office have been elected by shareholders. Directors will continue to hold office until their successors are elected and have qualified. Shares of the Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all of the Directors. A Fund may be terminated upon the sale of its assets to another diversified, open-end management investment company, or upon liquidation and distribution of its assets, if approved by the requisite vote of the holders of the outstanding shares of that Fund. If not so terminated, the portfolios are expected to continue indefinitely.

            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Please see the section in the Prospectus entitled "About Your Account" for general information and explanations about how to purchase, redeem and exchange shares of the Funds, including information about sales charges and special shareholder services such the telephone privilege, systematic withdrawal plans, and automatic investment plans. The information included in this Statement of Additional information supplements the information included in the Prospectus.


MULTIPLE CLASSES OF SHARES

Each Fund has designated three classes of shares. AT PRESENT, CLASS B AND CLASS C SHARES ARE NOT AVAILABLE FOR PURCHASE BY THE GENERAL PUBLIC.

Class A shares are sold with an initial sales charge; Class B shares and Class C shares are sold without an initial sales charge but are subject to a CDSC upon certain redemptions. The three classes of shares of each Fund represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects, except that the Class B and Class C shares bear the expenses of their deferred sales arrangements, a higher distribution and servicing charge, and any expenses (including incremental transfer agency costs) resulting from such deferred sales arrangements. In addition, each class has exclusive voting rights with respect to the Rule 12b-1 distribution plan pursuant to which the distribution fee for such class is paid.

When purchasing shares of a Fund, investors must specify whether the purchase is for Class A, Class B or Class C shares. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A SHARES.

WAIVER OF CDSCS.  CDSCs may be waived under the following circumstances:

     REDEMPTION UPON DISABILITY OR DEATH. The Funds will waive any otherwise applicable CDSC on redemptions following the death or disability of a Class B or Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Funds do not specifically adopt the balance of Code's definition which pertains to furnishing the Secretary of Treasury with proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

     In cases of disability or death, the CDSC may be waived when the descendent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption.

     REDEMPTION IN CONNECTION WITH CERTAIN DISTRIBUTIONS FROM RETIREMENT PLANS. The Funds will waive the CDSC when a total or partial redemption is made in connection with certain distributions from the following types of retirement plans: deferred compensation plans under Section 451 of the Code; custodial accounts maintained pursuant to Section 403(b)(7) of the Code, and pension or profit sharing plans qualified under Section 401(a) of the Code. The charge may be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more of the Funds; in such event, as described below, the Funds will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The CDSC also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii). In addition, the CDSC may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Funds do not currently intend to waive the CDSC for any distributions from IRAs or other retirement plans not specifically described above.








     REINVESTMENT OF REDEMPTION PROCEEDS IN SHARES OF THE SAME FUND WITHIN 120 DAYS AFTER REDEMPTION. A Class A or Class B shareholder who has redeemed Class A or Class B shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in Class A share of any other Fund. Class B redemption proceeds cannot be reinstated in Class B shares. A Class C shareholder who has redeemed Class C shares of any Fund may reinstate any portion or all of the net proceeds of such redemption in Class C shares of the Fund. Any such reinstatements of Class A, Class B, or Class C shares will be made at the net asset value next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption. Reinstatement at net asset value is also offered to participants and those eligible retirement plans held or administered by Semper Trust Company for repayment of principal (and interest) on their borrowings on such plans.

     REDEMPTION BY MANAGER. The Funds may waive CDSCs when a total or partial redemption is made by the Manager with respect to its investments in a Fund.



     INVOLUNTARY REDEMPTION OF SHARES IN ACCOUNT THAT DO NOT HAVE THE REQUIRED MINIMUM BALANCE. The Funds reserve the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. The Funds will waive the Class B or Class C CDSC upon any such involuntary redemption.

REDEMPTIONS IN KIND

The Funds have committed themselves to pay in cash all requests for redemption of Fund shares by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of each Fund's net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amounts, in an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets held by the Fund from which the shareholder is redeeming. In such circumstances, the assets distributed would be valued using the same methods used to determine the Fund's NAV. Should a Fund make a redemption in kind, the recipient shareholder may incur brokerage fees and additional tax costs in converting the securities to cash.

SUSPENSION OF REDEMPTION PRIVILEGE

The Funds may suspend redemption privileges or postpone the date of payment of redemptions for more than seven days after a redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) when an emergency exists as defined by the SEC, which makes it not reasonably practicable for the Funds to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may permit.

LETTER OF INTENT -- CLASS A SHARES

A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount of Class A Fund shares. During such time as Fund shares are held in escrow under an LOI to assure payment of applicable front-end sales charges if the indicated amount of Class A is not purchased, all dividends and capital gain distributions on the escrowed shares will be reinvested in additional shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to the Shareholder Services Agent the difference between the front-end sales charge actually paid and the sales charge which would have been applicable if the total purchases of Class A shares had been made at a single time. If this amount is not paid to the Shareholder Services Agent within 20 days after written request, the appropriate number of escrowed shares will be redeemed by the Shareholder Services Agent.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA)

Shares of the Funds may also be purchased as the underlying investment for an individual retirement account meeting the requirements of Section 408(a) of the Internal Revenue Code of 1986, as amended. IRA applications are available from securities dealers who sell Fund shares or from the Shareholder Services Agent.

CALCULATION OF NET ASSET VALUE

The Funds are open for business, and each Fund's net asset value ("NAV") is calculated, on every day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The close of trading and the determination of NAV will coincide with the close of business of the New York Stock Exchange (normally considered 4:00 p.m. Eastern Time). When the New York Stock Exchange is closed or when trading is restricted or suspended for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, the Funds will determine NAV at the close of business, the exact time of which will coincide with the closing of the New York Stock Exchange. If there is such a restriction or suspension, any shareholder may withdraw any demand for redemption or any tender of shares which has been received by the Shareholder Services Agent during any such period, the applicable NAV of which would but for such restriction or suspension be calculated as of a time during such period. Upon such withdrawal, the Shareholder Services Agent shall return to the shareholder the share certificates tendered, if any.

Securities listed or traded on the New York Stock Exchange or on a foreign securities exchange ("Listed Securities") are valued at the last quoted sales price on that exchange prior to the time when the Funds' assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Manager (or the Subadvisor, in the case of the Smaller Companies Fund) best to reflect a fair value. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the spot exchange rates at 1:00 p.m. Eastern Time or at such other rates as the Manager or Subadvisor may determine to be appropriate in computing NAV. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Manager or Subadvisor. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest available current bid and asked prices deemed by the Manager or Subadvisor best to reflect a fair value. In instances where the price of a security determined above is deemed by the Manager or Subadvisor not to be representative, the security is valued in such a manner as prescribed by the Funds' Board of Directors to reflect the security's fair value. Because the Funds invest in securities that are traded in foreign markets on days the Funds are not open for business, the Funds' NAV may be significantly affected on days when shareholders do not have access to the Funds to purchase or redeem shares. For purposes of determining the Funds' NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at exchange rates quoted by a major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Directors. The Board of Directors monitors the Funds' method of valuation on an ongoing basis.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager or Subadvisor deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt obligations with remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, such securities are valued using the prices for securities of comparable maturity, quality, and type.

Options are valued at the last sale price on the exchange on which they are listed, unless no sales of such options have taken place that day, in which case they will be valued at the mean between their closing bid and asked prices. If an option exchange closes later than 4:00 p.m. Eastern Time, the options traded on it are valued based on the sale price, or on the mean between the bid and asked prices, as the case may be, as of 4:00 p.m. Eastern Time. When the seller writes a call, an amount equal to the premium received is included as an asset, and an equivalent deferred credit is included as a liability. If a call written by a Fund is exercised, the proceeds are increased by the premium received. If a call expires, a Fund has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, the Fund will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If a put held by a Fund is exercised, the amount the Fund receives on sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Futures are valued at the last sale price as of the close of the commodities exchange on which they are traded, unless such exchange closes later than 4:00 p.m. Eastern Time, in which case such Futures are valued at the last sale price as of 4:00 p.m. Eastern Time. Should the Board of Directors determine that such price does not reflect the instrument's fair value, such instruments will be valued at their fair market value as determined by, or in accordance with valuation procedures and guidelines established by, the Board of Directors.

As noted in the Prospectus, the purchase and redemption prices of a Fund's shares are based upon the Fund's net asset value ("NAV") per share of each such class. Each Fund determines its NAV per share of each class by subtracting the Fund's liabilities (including accrued expenses and dividends payable) attributable to that class from its total assets (the value of the securities the Fund holds plus cash and the value of other assets, including income accrued but not yet received) attributable to that class and dividing the result by the total number of shares outstanding. The NAV per share of the Fund is calculated at the close of trading on the New York Stock Exchange (normally considered 4:00 p.m. Eastern Time) every day the Exchange is open.

REINVESTMENT DATE

The dividend reinvestment date is the date on which additional Fund shares are purchased for shareholders who have elected to have their Fund dividends reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the ex-dividend date using the relevant Fund's NAV determined on that date, and are credited to your account on that date.

RESTRICTIONS ON TIMED EXCHANGES

With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds reserve the right to refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) of Fund shares from Timing Firms. The Funds also reserve the right to temporarily or permanently terminate the exchange privilege or to reject any specific purchase order for any person whose transactions seem to follow a timing pattern who (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of such fund, or (ii) makes ore than two exchanges out of a Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of a Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Each Fund also reserves the right to refuse the purchase side of an exchange request b y any Timing Account, person or group if, in the Manager's judgment, a Fund would be unable to invest effectively in accordance with its investment object and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

                ADDITIONAL DISTRIBUTION AND TAXATION INFORMATION

The following information is a supplement to and should be read in conjunction with the section in the Funds' Prospectus entitled "Dividends, Distributions and Federal Income Taxation."

TAX STATUS OF THE FUNDS. The Funds intend to qualify each year as "regulated investment companies" for federal income tax purposes, to avoid liability for federal income tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, the Funds intend to declare distributions of substantially all of their net taxable income and net realized capital gains within each calendar year to shareholders of their Class A, Class B and Class C shares. The Company's Board of Directors retains the right to determine, for any particular year, that one or more of the Funds should not qualify as a regulated investment company. In any year in which a Fund does not so qualify, the Fund will be subject to federal and state income tax as a regular corporation, and all distributions of its current or accumulated earnings and profits (including distributions derived from net realized long-term capital gains) will be taxed to shareholders as ordinary income. The Global Income Fund seeks to pay monthly dividends from net investment income, if any, which may include all or a portion of their respective net realized short-term gains. Annual distributions of any net realized long-term gains and any remaining short-term gains, if any, will be declared in November or December of each year. The Funds also intend to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from selling securities and certain options, futures and forward contracts held for less than three months must constitute less than 30% of each Fund's gross income for each fiscal year. Gains from foreign currency and foreign currency denominated forward, futures and options contracts held less than three months which are not directly related to the Funds' business of investing in foreign securities are included in this 30% limitation, which may limit the Funds' investments in such instruments.

DIVIDENDS. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore increase (decrease) dividend income. Because the Funds invest primarily in foreign securities (including the Smaller Companies Fund, which from time to time may invest primarily in foreign securities), corporate shareholders should not expect dividends from the Funds to qualify for the dividends received deduction. If the Funds earn qualifying dividends from U.S. corporations, they will notify corporate shareholders annually of the percentage of the Funds' dividends which qualify for the dividends received deduction. Dividends are declared annually (the Global Income Fund seeks to declare monthly dividends out of net investment income, if any). The Funds will send each shareholder a notice promptly after the end of the calendar year describing the tax status of dividends and capital gain distributions made during the prior year. The per share dividend on Class B and Class C shares are expected to be lower than the per share dividends on Class A shares as a result of the higher distribution fees and expenses and incremental transfer agency fees applicable to Class B and Class C shares.

CAPITAL GAINS DISTRIBUTIONS. Long-term capital gains earned by the Funds on the sale of securities and distributed to shareholders are generally taxable as long-term capital gains, regardless of the length of time that the shareholders have held their shares. Under current U.S. federal income tax rules, long-term capital gains are taxed at rates up to twenty-eight percent. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held for less than six months and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term capital loss for tax purposes. Short-term capital gains distributed by the Funds are taxable to shareholders as dividends, not as capital gains. Distributions from the short-term capital gains do not qualify for the dividends received deduction.

FEDERAL INCOME TAX TREATMENT OF OPTIONS. Certain option transactions have special tax implications for the Funds. Listed non-equity options, including options on currencies, will be considered to have been closed out at the end of the Funds' taxable year, and any gains or losses will be recognized for tax purposes at that time. Such gains or losses will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the option. Gains or losses on unlisted currency options will not be subject to this treatment and will generally result in ordinary income or loss. In addition, losses on purchased puts and written covered calls, excluding "qualified covered call options" on equity securities, to the extent they do not exceed the unrealized gains on the securities or currencies covering the options, may be subject to deferral until the securities or currencies covering the options have been sold. The holding period of the securities covering these options will be deemed not to begin until the option is terminated. For securities covering a purchased put, this adjustment of the holding period may increase the gain from sales of securities held for less than three months. The holding period of the security covering an "in-the-money-qualified covered call" option on an equity security will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Except for transactions the Funds have identified as hedging transactions, the Funds are required for federal income tax purposes to recognize as income for each taxable year their net unrealized gains and losses on listed Futures Contracts as of the end of the year, as well as those actually realized during the year. Except for transactions in Futures Contracts which are classified as part of a "mixed straddle," any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of Futures Contracts which are intended to hedge against a change in the value of securities or currencies held by the Funds may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

In order for each Fund to continue to qualify for federal income tax treatment as a "regulated investment company" under the Code, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or certain currency positions. In addition, gains realized on the sale or other disposition of securities or certain currency positions held for less than three months must be limited to less than 30% of the Fund's annual gross income. It is anticipated that any net gain realized from the closing out of Futures

Contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% requirements. In order to avoid realizing excessive gains on securities or currencies held less than three months, the Funds may be required to defer the closing out of Futures Contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on Futures Contracts which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.

The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund's other investments and shareholders will be advised of the nature of such distributions.

FOREIGN TAXES. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit its shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income both dividends paid to them by the Fund and the foreign taxes paid by the Fund on its foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share of any creditable foreign taxes paid by the Funds.

The foregoing discussion and the related discussion in the Prospectus have been prepared by management of the Company and do not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state, and local taxes to an investment in the Funds. Goodwin Procter & Hoar have expressed no opinion in respect thereof.

                             THE FUNDS' DISTRIBUTOR

UNDERWRITING AGREEMENT/12B-1 DISTRIBUTION PLANS

Pursuant to an Underwriting Agreement that is subject to annual renewal, effective April 1, 1997, FPS Broker Services acts as statutory principal underwriter and distributor in a continuous public offering of the Funds' shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement requires the Distributor to use its best efforts to secure purchasers for shares of the Funds. Pursuant to an agreement with the Distributor, John Govett provides certain marketing and services for the Funds. Between December 20, 1994 and March 31, 1997,Van Kampen American Capital Distributors, Inc. (the "Distributor") acted in this capacity.

The Distributor pays the expenses of distribution of the Funds' shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of the Distributor) and of sending prospectuses and reports to existing shareholders.

The Underwriting Agreement continues in effect with respect to a Fund for successive annual periods provided that its continuance is specifically approved at least annually by a vote of the Company's Board of Directors, or by a vote of the holders of a majority of a Fund's outstanding voting securities, and in either event by a majority of the Company's directors who are not parties to the Underwriting Agreement or interested persons of any such party (other than as Directors of the Company), cast in person at a meeting called for that purpose. The Underwriting Agreement may be terminated without penalty by either party as to one or more of the Funds on 60 days' written notice.

Pursuant to the Underwriting Agreement, the Distributor is entitled to receive a sales charge in connection with certain sales of Fund shares. During the fiscal year ended December 31, 1993, Govett Financial Services Limited ("Services") the Funds' former distributor, services received front-end sales charges of $704,654.09, after reallowances of front-end sales charges to dealers of $384,018.63 for sales of Class A shares of the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, and the Global Income Fund. During the period from January 1, 1994 through October 2, 1994, Services received sales charges of $222,723.00 after reallowances of front-end sales charges to dealers of $6,341,249.00 for sales of Class A shares of the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund. During the period from October 3, 1994 through December 31, 1994, Van Kampen American Capital received sales charges of $163,601.00 after reallowances of front-end sales charges to dealers of $847,100.00 for sales of Class A shares of the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund. These sales charges also include charges applicable to the Govett Developing Markets Bond Fund, which was open for investments during 1994 but which was closed to new investment on February 1, 1995 and was merged into the Global Income Fund on June 29, 1995. During the fiscal year ended December 31, 1995, the Distributor received sales charges of $3,699,507.00 after reallowances of front-end sales charges to dealers of $20,922,480.00 for Class A shares of the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund. During the fiscal year ended December 31, 1996, the Distributor received sales charges of $494,920.00 after reallowances of front-end sales charges to dealers of $3,891,506.00 for Class A shares of the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund.

Rule 12b-1 adopted by the SEC under the Investment Company Act of 1940 permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment Company's Board of Directors and approved by its shareholders. Pursuant to such Rule, the Company's Board of Directors, and the shareholders of each class of each Fund, have adopted three Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class C Plan" and together as the "Plans." Under the Class A Plan, each Fund pays a distribution fee to the Distributor at an annual rate of 0.50%

(0.35% for the Global Income Fund) of each Fund's aggregate average daily net assets attributable to its Class A shares. Under the Class B Plan and the Class C Plan, each Fund pays a distribution and service fee to the Distributor at an annual rate of 1% of the Fund's aggregate average daily net assets attributable to its Class B shares and Class C shares. During the period from January 1, 1994 through October 2, 1994, Govett Financial Services Limited, the Funds' former distributor, was entitled to receive distribution fees from the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, the Global Income Fund, the Pacific Strategy Fund (from inception), and the Latin America Fund with respect to their Class A shares in the amounts of $139,291, $300,038, $138,948, $204,218, $85,171, and $24,092, respectively. During the period from
October 3, 1994 through December 31, 1994, the Distributor was entitled to receive distribution fees from the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund and the Global Income Fund with respect to their Class A shares in the amounts of $43,548, $118,548, $69,981, $19,052, $12,501, and $50,717, respectively. During the period from January 1, 1995 through December 31, 1995, the Distributor was entitled to receive distribution fees from the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund and the Global Income Fund with respect to their Class A shares in the amounts of $156,106, $374,718, $1,601,106, $59,626, $23,877 and $158,798,
respectively. During the period from January 1, 1996 through December 31, 1996, the Distributor was entitled to receive distribution fees from the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund and the Global Income Fund with respect to their Class A shares in the amounts of $140,462, $392,612, $1,889,748,$40,672, $33,405 and
$105,247, respectively.

The Plans are deemed by the Staff of the Securities and Exchange Commission (the "SEC") to be "compensation plans" because payments made are not tied directly to actual expenses incurred, and the Distributor is given discretion concerning what expenses are payable under the Plans. The fees received by the Distributor pursuant to the Plans may exceed or, particularly in the early years of the Funds, be less than the estimated direct and indirect costs incurred by the Distributor in providing its services under the Plans and its Underwriting Agreement with the Funds. If the fees received exceed expenses incurred, the Distributor may be deemed to have received a "profit" to the extent of such excess. For example, if the Distributor pays $1 for distribution expenses and receives $2 under the Class A Plan, the $1 difference could be said to be a profit for the Distributor. If the fees received are less than expenses incurred, the Plans do not carry over any excess costs over fees to a subsequent annual period.

Under the Plans, the Distributor receives distribution fees from the Funds at the annual rates described in the Prospectus as compensation for providing services and incurring expenses in the distribution of Fund shares. Such expenditures may include payment of (1) commissions to certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Organizations") for providing distribution assistance or services to clients which purchase shares of the Funds, (2) out-of-pocket expenses of printing and distributing prospectuses and annual and semiannual shareholder reports to other than existing shareholders, (3) out-of-pocket and overhead expenses for preparing, printing and distributing advertising material and sales literature, (4) expenses for promotional incentives to securities dealers and financial and industry professionals, and
(5) advertising and promotional expenses, including conducting and organizing sales seminars, marketing support salaries and bonuses, and travel-related expenses.

The distribution and service fees attributable to Class B shares or Class C shares are designed to permit an investor to purchase such shares without the assessment of a front-end sales charge and at the same time permit the Distributor to compensate Service Organizations with respect to such shares. In this regard, the purpose and function of the combined CDSC and distribution and service fees are the same as those of the initial sales charge and distribution fee with respect to the Class A shares of the Funds in that in both cases the sales charge and distribution charge provide for the financing of the distribution of the Funds' shares.

As required by Rule 12b-1 under the Investment Company Act, each Plan and the forms of servicing agreements and selling agreements were approved by the Company's Board of Directors, including a majority of the Directors who are not interested persons (as defined in the Investment Company Act) of the Company and who have no direct or indirect financial interest in the operation of any of the Plans or in any agreements related to a Plan (the "Independent Directors"). In approving each Plan in accordance with the requirements of Rule 12b-1, the Directors determined that there is a reasonable likelihood that each Plan will benefit the Funds and their respective shareholders. Information with respect to distribution revenues and expenses is presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Plans. In their review of the Plans, the Directors are asked to take into consideration expenses incurred in connection with the distribution of each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

Each Plan requires the Distributor to provide the Company's Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with their terms, the Plans will continue in effect initially for a period of one year, and thereafter will continue in effect so long as such continuance is specifically approved at least annually by the Company's Board of Directors, including a majority of the Independent Directors.

Each Plan may be terminated with respect to a class of any Fund by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding voting shares of the respective class. Any change in a Distribution Plan that would materially increase the distribution expenses borne by a Fund requires shareholder approval, voting separately by class; otherwise, each Plan may be amended by a majority of the Board of Directors, including a majority of the Independent Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as any Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, the Distributor believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support, servicing and recordkeeping functions. The Distributor intends to engage banks to perform only such functions with respect to the Funds. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Company's Board of Directors would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. The Funds may execute transactions with and purchase securities issued by depository institutions that receive payments under the Plans. No preference will be shown in the selection of Fund investments for the securities of such depository institutions.

                                  PERFORMANCE

As noted in the Prospectus, the Funds may from time to time quote various performance figures to illustrate the Funds' past performance. They may also occasionally cite statistics to reflect the volatility or risk of their portfolios.

A Fund's "Standardized Return," as referred to in the Prospectus (see "Performance Information") is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("V") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1 + T)/n/=EV (the ending redeemable value of initial investment). The following assumptions will be reflected in computations made in accordance with this formula: (1) deduction of the maximum front-end sales charge of 4.95% from the $1,000 initial investment (Class A shares only); (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; (3) a complete redemption at the end of any period illustrated, and (4) deduction of any applicable CDSC. The Standardized Returns of the Class A shares of the following Funds for the periods indicated are:

----------------------------------------------------------------------------------------------
                       International    Emerging     Smaller      Pacific     Latin     Global
                           Equity        Markets    Companies    Strategy    America    Income
                            Fund          Fund         Fund        Fund        Fund      Fund
----------------------------------------------------------------------------------------------
1/1/96 - 12/31/96               6.49%       6.53%      -15.28%       3.91%     17.96%    -4.63%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
1/1/95 - 12/31/95               5.51%     -12.46%       60.73%      -7.78%    -22.41%     8.48%
----------------------------------------------------------------------------------------------
3/7/94 - 12/31/94                n/a         n/a          n/a         n/a     -21.04%      n/a
----------------------------------------------------------------------------------------------
1/1/94 - 12/31/94             -12.98%     -16.97%       22.31%     -16.44%       n/a    -13.66%
----------------------------------------------------------------------------------------------
1/1/93 - 12/31/93              46.85%      70.83%       50.65%        n/a        n/a     11.79%
----------------------------------------------------------------------------------------------
1/7/92 - 12/31/92              18.10%      35.72%         n/a         n/a        n/a     10.47%
----------------------------------------------------------------------------------------------

"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. The Funds do not take sales charges into account in calculating Non-Standardized Return, and the inclusion of such charges would reduce such return.

Current yield ("YIELD") is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the SEC:

                          YIELD = 2[(a-b + 1)/6/ - 1]
                                     ---
                                      cd

The YIELD of the Class A shares of the Global Income Fund for the one month period ended December 31, 1996 was 4.30%.

As of January 1, 1995, all of the outstanding shares of each Fund were redesignated as Class A shares without any other changes, and Class B and Class C shares were authorized for issuance. Yield and total return are calculated separately for Class A, Class B and Class C shares of each Fund. Class A total return figures included the maximum front-end sales charge of 4.95%; Class B and Class C total return figures include any applicable CDSC. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ. Each Fund will include performance data for its Class A, Class B and Class C shares in any advertisement or information including performance data of the Fund.

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies. Each Fund and the Distributor may from time to time compare the Funds with the following:

     (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

     (2) The Shearson Lehman Government Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Aa by Moody's Investors Service or AA by Standard & Poor's, or, in the case of bonds not rated by Moody's or Standard & Poor's, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

     (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

     (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

     (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group.

     (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and a GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

     (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

     (8) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S., and Russell 2000 Index, NASDAQ Composite Index and the Wilshire 500 Stock Index, which are recognized indices composed of capitalization-weighted average share prices of smaller company stocks.

     (9) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate, and mortgage-backed fixed income securities.

     (10) Dow Jones Industrial Average.

     (11) Financial News Composite Index.

     (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 800 companies located in Europe, Australia and the Far East.

     (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries.

     (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

     (15) Chemical Emerging Markets Debt Index.

     (16) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes securities issued by Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

     (17) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes reinvestment of dividends and one does not.

     (18) MSCI Pacific Index (which includes Japan).

     (18) Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Bear Stearns & Co., Inc.; Morgan Stanley; and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be used.

The Funds may, from time to time, publish information describing a Funds' largest holdings, country weightings, and sector allocations. The Funds may also publish information concerning the average maturity of bond holdings in a Fund.

                              FINANCIAL STATEMENTS

Audited financial statements for the fiscal year ended December 31, 1996 for the International Equity Fund, Emerging Markets Fund, Smaller Companies Fund, Pacific Strategy Fund, Latin America Fund, and Global Income Fund are included in those Funds' Annual Report to Shareholders dated December 31, 1996. Such financial statements (but no other portion of such Annual Report) are incorporated herein by this reference.

Any person who desires a copy of the most recent financial statements for The Govett Funds Inc., should call or write the Funds c/o FPS Services, Inc. to obtain a free copy.

                            THE GOVETT FUNDS, INC.

                     PART C TO FORM N-1A DATED MAY 1, 1997
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

               The following audited financial statements for the Govett International Equity Fund, Govett Emerging Markets Fund, Govett Smaller Companies Fund, Govett Pacific Strategy Fund, Govett Latin America Fund, and Govett Global Income Fund series of Registrant are incorporated in Part B by this reference to such Funds' Annual Report to Shareholders for the year ended December 31, 1996:

               Schedule of Investments as of December 31, 1996; Statement of Assets and Liabilities as of December 31, 1996; Statement of Operations for the year ended December 31, 1996; Statements of Changes in Net Assets for the years or indicated periods, ended December 31, 1996. Financial Highlights (For A Share Outstanding Throughout the years or indicated periods Ending December 31, 1996, December 31, 1995, December 31, 1994, December 31, 1993 and
               December 31, 1992); related Notes to Financial Statements; and the Report of the Independent Certified Public Accountants.

          (b)  Exhibits

          1a.  Articles of Amendment and Restatement(3)
          1b.  Articles Supplementary(3)

          2.   By-Laws (3)
          3.   Voting Trust Agreement (Not Applicable)
          4.   Specimen Share Certificate (To be provided by amendment)

          5a.  Investment Management Contract (3)


          6a. Underwriting Agreement (Agreement with New Underwriter to be provided by amendment)
          6b.  Form of Soliciting Dealer Agreement (1)

          6c.  Form of Multi-Class Selling Group Agreement
          6d. Form of Soliciting Financial Institution Sales Contract (To be provided by amendment)
          7.   Copy of Bonus, Profit Sharing, etc. (Not Applicable)


          8.   Global Custody Agreement (2)

          9. Transfer Agency Agreement (Agreement with New Transfer Agent to be provided by amendment)

          10.  Opinion and Consent of Counsel (2)

          11.  Opinion and Consent of Independent Public Accountants
          12.  All Financial Statements Omitted from Item 23 (Not Applicable)
          13.  Investment Intent Letter (2)

          14.  Copy of Model Plan Used in Establishment of Any
               Retirement Plan (1)

          15a. Class A Distribution and Service Plan Pursuant to Rule 12b-1 (3)


          15b. Class B Distribution and Service Plan Pursuant to Rule 12b-1 (3)


          15c. Class C Distribution and Service Plan Pursuant to Rule 12b-1 (3)

          16.  Schedule of Computation of Each Performance Quotation
          17.  Financial Data Schedule

          18.  Rule 18f-3 Plan (not applicable)

          19.  Power of Attorney


     (1) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 2 to this Registration Statement on September 23, 1991.

     (2) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 3 to this Registration Statement on December 19, 1991.

     (3) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 16 to this Registration Statement on April 24, 1996.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

         The following information is provided for Class A Shares only. AS OF THE DATE OF THIS AMENDMENT, B AND C SHARES HAVE NOT BEEN OFFERED TO THE PUBLIC.


          Class A Shares                 Number of Recordholders
          --------------                 as of January 31, 1997
                                         -----------------------

          International Equity Fund                3,362
          Emerging Markets Fund                    9,017
          Smaller Companies Fund                  46,780
          Pacific Strategy Fund                      963
          Latin America Fund                         841
          Global Income Fund                       1,984

ITEM 27.  INDEMNIFICATION


          Article VIII of the Registrant's Articles of Incorporation provides as follows:

          "Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          "Section 2. The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

          "Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          "Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Registrant shall decrease, but may expand, any right of any person under this Article based on any event, omission or preceding prior to such amendment."

          Article VII of the Registrant's Bylaws also provide for indemnification by the Registrant of its officers and directors and others to the fullest extent permitted by Maryland law and the Investment Company Act of 1940. The Bylaws also provide for the advance of certain expenses incurred by such persons under certain circumstances.

          "Section 11 of the Investment Management Contract filed as Exhibit 5 to this Registration Statement provides that John Govett & Co. Limited (the "Manager") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant or any of its portfolios in connection with the matters to which the contract relates, except for losses resulting from the willful misfeasance, bad faith or gross negligence of the Manager in the performance of its duties or from reckless disregard by the Manager of its obligations and duties under the contract.


          Registrant also participates in a policy of insurance which insures Registrant, the Manager and Distributor, and their respective present, past and future directors, partners, officers, trustees and employees against liability incurred on account of any breach of duty, neglect, error, misstatement, misleading statement, omission or other wrongful act done or attempted by any insured (each a "Wrongful Act") in connection with the management and operation of Registrant, or the provision of investment advisory or distribution services to or on behalf of Registrant, but excluding losses incurred by reason of actual fraud, dishonesty, criminal or malicious acts or omissions finally adjudicated. No coverage is provided for any Wrongful Act committed with knowledge that it was a Wrongful Act.

         The Underwriting Agreement between Registrant and FPS Broker
         Services, Inc., (the "Distributor") filed as Exhibit 6a to this Registration Statement provides that Registrant shall indemnify the Distributor against any and all claims, demands, liabilities and expenses which the Distributor may incur under the Securities Act (as defined below), at common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in any registration statement or prospectus of Registrant, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to Registrant in connection therewith by or on behalf of the Distributor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         John Govett & Co. Limited ("John Govett") serves as investment manager to all of the series of the Registrant. A description of the directors and officers of John Govett, and other required information, is included in John Govett's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-34730). John Govett's Form ADV, as amended, is incorporated herein by reference.





ITEM 29. PRINCIPAL UNDERWRITER

          FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

     29a.      Chicago Trust Funds
               Fairport Funds
               First Mutual Funds
               Focus Trust, Inc.
               IAA Trust Mutual Funds
               Matthews International Funds
               McM Funds
               Polynous Trust
               Sage/Tso Trust
               Smith Breeden Series Fund
               Smith Breeden Short Duration U.S. Government Fund
               Smith Breeden Trust
               The Stratton Funds, Inc.
               The Japan Alpha Fund
               Stratton Growth Fund, Inc.

               Stratton Monthly Dividend Shares, Inc.
               The Timothy Plan

     29b. The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                                         Position                       Position and
  Name and Principal                     and Offices                    Offices with
  Business Address                       with Underwriter               Registrant
  -----------------                      ----------------               ------------
  Kenneth J. Kempf                       Director and                   None
  3200 Horizon Drive                     President
  P.O. Box 61503
  King of  Prussia, PA  19406-0903

  Lynne M. Cannon                        Vice President                 None
  3200 Horizon Drive                     and Principal
  P.O. Box 61503
  King of  Prussia, PA  19406-0903

  Rocky C. Cavalieri                     Director and                   None
  3200 Horizon Drive                     Vice President
  P.O. Box 61503
  King of Prussia, PA  19406-0903

  Gerald J. Holland                      Director, Senior               None
  3200 Horizon Drive                     Vice President
  P.O. Box 61503                         and Principal
  King of Prussia, PA  19406-0903

  Joseph M. O'Donnell, Esq.              Director and                   None
  3200 Horizon Drive                     Vice President
  P.O. Box 61503
  King of Prussia, PA  19406-0903

  Sandra L. Adams                        Assistant Vice                 None
  3200 Horizon Drive                     President and
  P.O. Box 61503                         Principal
  King of Prussia, PA  19406-0903

  Mary P. Efstration                     Secretary                      None
  3200 Horizon Drive
  P.O. Box 61503
  King of Prussia, PA  19406-0903

  John H. Leven                          Treasurer                      None
  3200 Horizon Drive
  P.O. Box 61503
  King of Prussia, PA  19406-0903

          James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the underwriter

     29c. Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


          The accounts and records required to be maintained by Rule 31a-1(b)(4) under the Investment Company Act of 1940 will be maintained by the Registrant at 250 Montgomery Street, Suite 1200, San Francisco, California 94104. Pursuant to Rule 31a-3 under the 1940 Act, all other records required by Rule 31a-1 will be maintained at one or more of the following offices:


                                  Name/Address
                                  ------------

                      John Govett & Co. Limited (Manager)
                                Shackleton House
                              4 Battle Bridge Lane
                             London SE1 2HR England











                  The Chase Manhattan Bank (Global Custodian)
                           4 Chase Metro Tech Center
                              Brooklyn, NY 11245

   Chase Global Funds Services Company, Inc. (Fund Accounting/Administration)
                        73 Tremont Street, 11/th/ Floor
                               Boston, MA  02108

             FPS Broker Services, Inc.(Distributor/Transfer Agent)
                               3200 Horizon Drive
                        King of Prussia, PA  19406-0903

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

Registrant hereby undertakes to furnish each person to whom a prospectus for a series of Registrant is delivered with a copy of Registrant's most recent annual report to shareholders with respect to such series, upon request and without charge.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933, and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California, on the 1/st/ day of May, 1997

                         THE GOVETT FUNDS, INC.

                         /s/ Brian M. Lee
                         ----------------------------
                         Brian M. Lee,  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                           Title                        Date
----------                           -----                        ----

/s/ Elliott L. Atamian  *
-------------------------
Elliott L. Atamian                   Director                     May 1, 1997


/s/ Patrick Cunneen_____*
-------------------------
Patrick Cunneen                      Chairman, Director           May 1, 1997


/s/ Sir Victor Garland  *
-------------------------
Sir Victor Garland                   Director                   May 1, 1997

/s/ Colin J. Kreidewolf
-------------------------
Colin J. Kreidewolf                  Treasurer                  May 1, 1997
                                     (Principal Financial and
                                     Accounting Officer)

/s/ Brian M. Lee
-------------------------
Brian M. Lee                         President                  May 1, 1997

/s/ James M. Oates      *
-------------------------
James M. Oates                       Director                   May 1, 1997

/s/ Frank Terzolo       *
-------------------------
Frank R. Terzolo                     Director                  May 1, 1997





* By /s/ Alice L. Schulman                                    May 1, 1997
     ----------------------------------------------
     Alice L. Schulman, Attorney In Fact